As filed May 1, 2001


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549


                                    FORM N-14
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  /X/
                           Pre-Effective Amendment No.
                          Post-Effective Amendment No.
                        (Check appropriate box or boxes)

                          Delaware Group Tax-Free Fund
               (Exact Name of Registrant as Specified in Charter)

                                 (800) 523-1918
                        (Area Code and Telephone Number)

                               One Commerce Square
                             Philadelphia, PA 19103
                     (Address of Principal Executive Offices
                     Number, Street, City, State, Zip Code)

                          Richelle S. Maestro, Esquire
                               One Commerce Square
                             Philadelphia, PA 19103
                     (Name and Address of Agent for Service,
                     Number, Street, City, State, Zip Code)

                                   Copies to:

                             Bruce G. Leto, Esquire
                       Stradley Ronon Stevens & Young, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103

            Approximate Date of Proposed Public Offering: As soon as
         practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.



Title of the securities being registered: Shares of Beneficial Interest - No Par Value. No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective on [May 31,] 2001, pursuant to Rule 488 under the Securities Act of 1933, as amended.

Delaware Group Tax-Free Fund has executed this Registration Statement.

                         Delaware Tax-Free Iowa Fund
                          Delaware Tax-Free Kansas Fund
                      Delaware Montana Municipal Bond Fund
                        Delaware Tax-Free New Jersey Fund
                        Delaware Tax-Free New Mexico Fund
                       Delaware Tax-Free North Dakota Fund
                        Delaware Tax-Free Wisconsin Fund

Dear Shareholder:

         Enclosed is a Notice of Meeting for a Special Joint Meeting of Shareholders (the "Meeting") for shareholders of Delaware Tax-Free Iowa Fund, Delaware Montana Municipal Bond Fund, and Delaware Tax-Free Wisconsin Fund (each of which is a series of Voyageur Mutual Funds), Delaware Tax-Free Kansas Fund and Delaware Tax-Free New Mexico Fund (each of which is a series of Voyageur Investment Trust), Delaware Tax-Free North Dakota Fund (a series of Voyageur Tax Free Funds), and Delaware Tax-Free New Jersey Fund (a series of Delaware Group State Tax-Free Income Trust) (each, individually, a "State Fund" and, collectively, the "State Funds"). The Meeting has been called for July 26, 2001 at 11:00 a.m. Eastern time at the Crowne Plaza Hotel, 1800 Market Street in Philadelphia, Pennsylvania. The accompanying Joint Proxy Statement/Prospectus describes a proposal being presented for your consideration and requests your prompt attention and vote by mail using the enclosed proxy card or by telephone or by the Internet.

                   Please take a moment to fill out, sign and
                         return the enclosed Proxy Card!

         This Meeting is critically important. You are being asked to consider and approve an Agreement and Plan of Reorganization that would result in your shares of your State Fund being exchanged for those of another fund in the Delaware Investments Family of Funds called Delaware Tax-Free USA Fund (the "USA Fund"), a series of Delaware Group Tax-Free Fund. If the shareholders of your State Fund approve the proposal, the USA Fund will acquire substantially all of the assets, subject to the liabilities, of your State Fund. You will receive shares of the USA Fund equal in value to and of the same class as your investment in shares of the State Fund. You will no longer be a shareholder of the State Fund and, instead, you will instead be a shareholder of the USA Fund.

         The transaction is being proposed because the USA Fund's investment strategy has a better opportunity for sustainable results than that of each State Fund. In addition, the demand for shares and, thus asset growth, for the State Funds has been low. The projected growth in assets of each of the State Funds is also not sufficient to continue to offer a fund with competitive performance and high quality service to shareholders over the long term. The combined Fund may also result in lower expenses, particularly as the USA Fund grows. The potential benefits of the Transaction are expected to outweigh the related loss of state and local tax benefits. The USA Fund has an investment objective and investment policies that are similar to those of the State Funds, as outlined in the Joint Proxy Statement/Prospectus. The USA Fund is managed by Delaware Management Company, which is also the current investment adviser of the State Funds.

         Please take the time to review this entire document and vote now! Whether or not you plan to attend the Meeting, please vote your shares by mail or by telephone or by the Internet. If you determine at a later date that you wish to attend this Meeting, you may revoke your proxy and vote in person.

         Thank you for your prompt attention and participation.

                                          Sincerely,



                                          Charles E. Haldeman, Jr.
                                          Chairman



                                          David K. Downes,
                                          President and Chief Executive Officer

                           Delaware Tax-Free Iowa Fund
                      Delaware Montana Municipal Bond Fund
                        Delaware Tax-Free Wisconsin Fund
                    (each a series of Voyageur Mutual Funds)

                          Delaware Tax-Free Kansas Fund
                        Delaware Tax-Free New Mexico Fund
                  (each a series of Voyageur Investment Trust)

                       Delaware Tax-Free North Dakota Fund
                      (a series of Voyageur Tax Free Funds)

                        Delaware Tax-Free New Jersey Fund
            (a series of Delaware Group State Tax-Free Income Trust)

                               One Commerce Square
                             Philadelphia, PA 19103


                 NOTICE OF SPECIAL JOINT MEETING OF SHAREHOLDERS

                           To be held on July 26, 2001

To the Shareholders:

         NOTICE IS HEREBY GIVEN that a Special Joint Meeting of Shareholders of Delaware Tax-Free Iowa Fund, Delaware Montana Municipal Bond Fund, Delaware Tax-Free Wisconsin Fund, Delaware Tax-Free Kansas Fund, Delaware Tax-Free New Mexico Fund, Delaware Tax-Free North Dakota Fund, and Delaware Tax-Free New Jersey Fund (each, a "State Fund") has been called by the Board of Trustees of each business trust of which the State Funds are a part (individually, a "Trust," and collectively, the "Trusts") and will be held at the Crowne Plaza Hotel, 1800 Market Street, Philadelphia, PA 19103, on July 26, 2001 at 11:00 a.m. Eastern time. The Special Joint Meeting is being called for the following reasons:

         1. For shareholders of each State Fund to vote on an Agreement and Plan of Reorganization between their Trust, on behalf of the State Fund, and Delaware Group Tax-Free Fund, on behalf of Delaware Tax-Free USA Fund (the "USA Fund"), that provides for: (i) the acquisition of substantially all of the assets, subject to the liabilities, of the State Fund in exchange for shares of the USA Fund; (ii) the pro rata distribution of shares of the USA Fund to the shareholders of the State Fund; and (iii) the liquidation and dissolution of the State Fund.

         2. To vote upon any other business as may properly come before the Special Joint Meeting or any adjournment thereof.

         The transaction contemplated by each Agreement and Plan of Reorganization is described in the attached Joint Proxy Statement/Prospectus. A copy of the form of the Agreement and Plan of Reorganization is attached as Exhibit A to the Joint Proxy Statement/Prospectus.

         Shareholders of record of each State Fund as of the close of business on May 30, 2001 are entitled to notice of, and to vote at, the Special Joint Meeting or any adjournment thereof. Whether or not you plan to attend the Special Joint Meeting, please vote your shares by returning the Proxy Card by mail in the enclosed postage-paid envelope, or by voting by telephone or the Internet. Your vote is important.

                                          By Order of the Boards of Trustees,



                                          Richelle S. Maestro
                                          Secretary

June 8, 2001

To secure the largest possible representation and to save the expense of further mailings, please mark your Proxy Card, sign it, and return it in the enclosed envelope, which requires no postage if mailed in the United States. If you prefer, you may instead vote by telephone or the Internet. You may revoke your Proxy at any time at or before the Meeting or vote in person if you attend the Special Joint Meeting.

                        Joint Proxy Statement/Prospectus

                                TABLE OF CONTENTS


                                                                                   Page
                                                                                   ----
COVER PAGES                                                                       Cover
SUMMARY
    What is the purpose of the proposal?
    How will the shareholder voting be handled?
    What are the general tax consequences of the Transaction?
COMPARISONS OF SOME IMPORTANT FEATURES
    How do the investment objectives and policies of the Funds compare?
    What are the risks of an investment in the Funds?
    Who manages the Funds?
    What are the fees and expenses of each Fund and what might they be after the Transaction?
    Where can I find more financial information about the Funds?
    What are other key features of the Funds?
         Transfer Agency, Custody and Administrative Services
         Management and Administration Fees
         Distribution Services
         Rule 12b-1 Plans
         Purchases, Exchanges and Redemptions
         Dividends, Distributions and Taxes
REASONS FOR THE TRANSACTION
INFORMATION ABOUT THE TRANSACTION
    How will the Transaction be carried out?
    Who will pay the expenses of the Transaction?
    What are the tax consequences of the Transaction?
    What should I know about USA Fund Shares?
    What are the capitalizations of the Funds and what might the capitalization be after the Transaction?
COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES
    Are there any significant differences between the investment objectives and policies of the Funds?
    How do the types of securities the Funds buy and the investment policies of the Funds compare?
    How do the investment restrictions of the Funds differ?
    What are the risk factors associated with investments in the Funds?
VOTING INFORMATION
    How many votes are necessary to approve the Agreement and Plan?
    How do I ensure my vote is accurately recorded?
    Can I revoke my proxy?
    What other matters will be voted upon at the Meeting?
    Who is entitled to vote?
    What other solicitations will be made?
    Are there dissenters' rights?
INFORMATION ABOUT THE USA FUND
INFORMATION ABOUT THE STATE FUNDS
INFORMATION ABOUT EACH FUND
PRINCIPAL HOLDERS OF SHARES

                        JOINT PROXY STATEMENT/PROSPECTUS

                              Dated [May 31,] 2001

                          Acquisition of the Assets of

                          Delaware Tax-Free Iowa Fund,
                      Delaware Montana Municipal Bond Fund
                                       and
                      Delaware Tax-Free Wisconsin Fund and
                    (each a series of Voyageur Mutual Funds)

                        Delaware Tax-Free Kansas Fund and
                        Delaware Tax-Free New Mexico Fund
                  (each a series of Voyageur Investment Trust)

                       Delaware Tax-Free North Dakota Fund
                      (a series of Voyageur Tax Free Funds)

                        Delaware Tax-Free New Jersey Fund
            (a series of Delaware Group State Tax-Free Income Trust)

                        By and in exchange for shares of

                           DELAWARE TAX-FREE USA FUND
                   (a series of Delaware Group Tax-Free Fund)


         This Joint Proxy Statement/Prospectus solicits proxies to be voted at a Special Joint Meeting of Shareholders (the "Meeting") of Delaware Tax-Free Iowa Fund (the "Iowa Fund"), Delaware Montana Municipal Bond Fund (the "Montana Fund"), and Delaware Tax-Free Wisconsin Fund (the "Wisconsin Fund") (each a series of Voyageur Mutual Funds), Delaware Tax-Free Kansas Fund (the "Kansas Fund") and Delaware Tax-Free New Mexico Fund (the "New Mexico Fund") (each a series of Voyageur Investment Trust), Delaware Tax-Free North Dakota Fund (the "North Dakota Fund") (a series of Voyageur Tax Free Funds), and Delaware Tax-Free New Jersey Fund (the "New Jersey Fund") (a series of Delaware Group State Tax-Free Income Trust) (each, a "State Fund," and a series of a "Trust" and, collectively, the "State Funds," and series of the "Trusts"), to approve or disapprove a separate Agreement and Plan of Reorganization ("Plan") for each State Fund. The principal offices of the Trusts are located at One Commerce Square, 2005 Market Street, Philadelphia, PA 19103. If shareholders of a State Fund vote to approve the Plan, the net assets of that State Fund will be acquired by Delaware Tax-Free USA Fund (the "USA Fund"), a series of Delaware Group Tax-Free Fund (the "Company"), in exchange for shares of the USA Fund ("USA Fund Shares").

         The Meeting will be held at the Crowne Plaza Hotel, 1800 Market Street, Philadelphia, PA 19103, on July 26, 2001 at 11:00 a.m. Eastern time. The Boards of Trustees of the Trusts, on behalf of the State Funds, are soliciting these proxies. This Joint Proxy Statement/Prospectus will first be sent to shareholders on or about June 8, 2001.

         If the shareholders of your State Fund vote to approve the Plan, you will receive USA Fund Shares equal in value to your investment in your State Fund. The State Fund will then be liquidated.

         The USA Fund's investment objective is to provide its investors with as high a level of income free from federal income taxes as is consistent with prudent investing, while seeking preservation of shareholders' capital. The investment objective of each State Fund is substantially similar to the USA Fund's goal, except that the State Funds also invest substantially all of their net assets in municipal securities that pay interest free from personal income taxes (and for the New Jersey Fund, certain local taxes), if any, of their individual states.

         This Joint Proxy Statement/Prospectus gives the information about USA Fund shares that you should know before investing. You should retain it for future reference. A Statement of Additional Information dated [May 31,] 2001 relating to this Joint Proxy Statement/Prospectus containing more information about the USA Fund, the State Funds and the proposed reorganization has been filed with the SEC and is incorporated herein by reference.

         The following documents are attached to and considered a part of this Joint Proxy Statement/Prospectus, and are intended to provide you with information about the USA Fund.

         o The Prospectus of the USA Fund, dated October 30, 2000 (the "USA Fund Prospectus").

         o The Annual Report to shareholders of the USA Fund for the fiscal year ended August 31, 2000 (the "USA Fund Annual Report").

         The Joint Prospectus of each of the State Funds, except the New Jersey Fund, dated October 30, 2000 (the "Multiple State Funds Prospectus") and the Prospectus of the New Jersey Fund dated April [29], 2001 (the "New Jersey Fund Prospectus") are incorporated by reference into this Joint Proxy Statement/Prospectus. You can request a free copy of the Statement of Additional Information or any of the documents described above by calling 1-800-523-1918, or by writing to the Company or the Trusts at Attention: Account Services, 1818 Market Street, Philadelphia, PA 19103-3682.

         Like all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Joint Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense.

         Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other U.S. government agency. Mutual fund shares involve investment risks including the possible loss of principal.

                                     SUMMARY

         This is only a summary of certain information contained in this Joint Proxy Statement/Prospectus. You should read the more complete information in the rest of this Joint Proxy Statement/Prospectus, including the Plan (attached as Exhibit A), the USA Fund Prospectus (attached as Exhibit B), and the USA Fund Annual Report (attached as Exhibit C).

What is the purpose of the proposal?

         The Board of Trustees of each Trust has approved a Plan for each of its State Funds and recommends that shareholders of each State Fund vote to approve the Plan. If shareholders of a State Fund vote to approve the Plan, that State Fund's net assets will be transferred to the USA Fund in exchange for an equal value of USA Fund Shares. These USA Fund Shares will then be distributed pro rata to the State Fund's shareholders and that State Fund will be completely liquidated and dissolved. This proposed transaction for each State Fund is referred to in this Joint Proxy Statement/Prospectus as the "Transaction."(11)

         This means that your shares of your State Fund will be exchanged for an equal value of USA Fund Shares. As a result, you will cease to be a shareholder of your State Fund and will become a shareholder of the USA Fund. This exchange will occur on a date between each Trust and the Surviving Trust(hereafter, the "Closing Date").

         Like each State Fund, the USA Fund is a mutual fund within the Delaware Investments Family of Funds that is managed by Delaware Management Company (the "Manager"). Its investment objective and policies are similar, but not identical, to those of each State Fund.

         For the reasons set forth below under "Reasons for the Transaction," the Board of Trustees of each Trust has concluded that the Transaction is in the best interests of the shareholders of each of its State Funds. Each Board of Trustees also concluded that no dilution in value would result to the shareholders of its State Funds or to the shareholders of the USA Fund, respectively, as a result of the Transaction.

                 The Boards of Trustees recommends that you vote
                              to approve the Plan.

How will the shareholder voting be handled?

         Shareholders of each of the State Funds will vote separately to determine whether their Fund will be reorganized into the USA Fund. Shareholders who own shares at the close of business on May 30, 2001 will be entitled to vote at the Meeting, and will be entitled to one vote for each full share and a fractional vote for each fractional share that they hold. To approve the reorganization of any one of the State Funds into the USA Fund, a majority (as defined under federal law) of the outstanding voting shares of that State Fund must be voted in favor of the Plan.

         Please vote as soon as you receive this Joint Proxy Statement/Prospectus. You may place your vote by completing and signing the enclosed proxy card or by telephone or by the Internet. If you return your signed proxy card or vote by telephone or by Internet, your votes will be officially cast at the Meeting by the persons appointed as proxies. You can revoke your proxy or change your voting instructions at any time until the vote is taken at the Meeting. For more details about shareholder voting, see the "Voting Information" section of this Joint Proxy Statement/Prospectus.

----------
(11) Please note there is a separate Agreement and Plan for each State Fund, the terms of which are substantially similar for clarity of presentation, this combined Prospectus/Proxy Statement refers to each separate reorganization of a State Fund into the USA Fund as "the Transaction."

What are the general tax consequences of the Transaction?

         It is expected that shareholders of the State Funds will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares for USA Fund Shares. You should, however, consult your tax advisor regarding the effect, if any, of the Transaction in light of your individual circumstances. You should also consult your tax advisor about state and local tax consequences of the Transaction, if any, because the information about tax consequences in this document relates to the federal income tax consequences only. For further information about the tax consequences of the Transaction, see "Information About the Transaction - What are the tax consequences of the Transaction?"

                     COMPARISONS OF SOME IMPORTANT FEATURES

How do the investment objectives and policies of the Funds compare?

         Each Fund seeks to provide its investors with as high a level of current interest income free from federal income taxes, as is consistent with preservation of shareholders' capital. The State Funds seek to provide interest income that is also free from the state personal income taxes for residents of a State Fund's state. Further, the New Jersey Fund seeks to provide income that is also free from certain local taxes. Thus, the principal difference between the Funds is that, unlike the State Funds, the USA Fund does not seek to provide income free from state or local income taxes of a particular state and does not concentrate its investments on the municipal securities of any individual state.

         All of the Funds try to achieve their objectives by investing their assets primarily in tax-free municipal securities. Consistent with their objectives, each Fund invests at least 80% of its net assets in municipal securities that pay interest free from federal income taxes and, with the exception of the Montana Fund, from the federal alternative minimum tax. The Montana Fund may invest without limit in municipal securities that are subject to the federal alternative minimum tax. In addition, the State Funds invest in securities that pay interest free from the income taxes of their individual states. These differences in the investment policies may result in different tax treatment for the distributions from the Funds.

         For further information about the investment objectives and policies of the Funds, see "Comparison of Investment Objectives and Policies."

What are the risks of an investment in the Funds?

         As with most investments, investments in the Funds involve risks. There can be no guarantee against losses resulting from an investment in any Fund, nor can there be any assurance that any Fund will achieve its investment objective. The risks associated with an investment in the Funds are substantially similar and include those risks associated with changes in interest rates, market conditions and the financial strengths of issuers. In general, however, an investment in the USA Fund may involve less risk than a similar investment in any of the State Funds because the USA Fund does not geographically focus its investments in the municipal securities of any state. All of the Funds, however, are non-diversified and share similar risks associated with non-diversified funds.

         For further information about the risks of investing in the Funds, see "Comparison of Investment Objectives and Policies."

Who manages the Funds?

         The management of the business and affairs of the Funds is the responsibility of the Board of Trustees of each of the Trusts. Each Board elects officers who are responsible for the day-to-day operations of the Funds.

         The Manager manages the assets of each of the Funds and makes each Fund's investment decisions. The Manager is a series of Delaware Management Business Trust, which is an indirect, wholly-owned subsidiary of Delaware Management Holdings, Inc. The Manager and its predecessors have been managing the assets of the funds in the Delaware Investments Family of Funds since 1938. On March 31, 2001, the Manager and its affiliates within Delaware Investments, including Delaware International Advisers, Ltd., were managing in the aggregate more than [$___] billion in assets.

         Patrick P. Coyne and Mitchell L. Conery have primary responsibility for making day-to-day investment decisions for the USA Fund. Mr. Coyne has been managing the USA Fund since July 1, 1994. A Vice President/Senior Portfolio Manager, Mr. Coyne graduated from Harvard University and obtained an MBA from the University of Pennsylvania's Wharton School. Mr. Coyne joined Delaware Investment's fixed-income department in 1990. Prior to joining Delaware Investments, he was a manager of Kidder, Peabody & Co., Inc.'s trading desk, and specialized in trading high grade municipal bonds and municipal futures contracts. Mr. Conery, also a Vice President and Senior Portfolio Manager, joined Delaware Investments in January 1997. Mr. Conery holds a bachelor's degree from Boston University and an MBA in Finance from the State University of New York at Albany. He has served as an investment officer with Travelers Insurance and as a research analyst with CS First Boston and MBNA Corporation.

What are the fees and expenses of each Fund?

         The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds. The sales charge structure for each Fund is identical, and except as noted, the operating expenses shown are based on expenses incurred during each Fund's most recent fiscal year.

         If each Fund's shareholders approve the Transaction, the resulting increase in assets of the USA Fund could result in a lower management fee due to a breakpoint and, potentially, other expense savings. In addition, the Manager has contracted to waive its fees and/or pay expenses of the USA Fund for the period from August 1, 2001 through August 31, 2002 to the extent necessary to limit the total operating expenses of the Fund to the levels shown below.

                                 Sales Charges

        Fund Names and          Maximum Sales Load on     Maximum CDSC      Maximum Sales Load on     Redemption Fees
      Classes of Shares               Purchases                              Reinvested Dividends
-----------------------------------------------------------------------------------------------------------------------
           USA Fund
           Class A                      3.75%                 None(1)               None                   None
           Class B                       None                4.00%(2)               None                   None
           Class C                       None                1.00%(3)               None                   None

  Iowa, Kansas, Montana, New
  Jersey, New Mexico, North
 Dakota, and Wisconsin Funds
           Class A                      3.75%                 None(1)               None                   None
           Class B                       None                4.00%(2)               None                   None
           Class C                       None                1.00%(3)               None                   None


                               OPERATING EXPENSES

     Fund Names &        Management    Distribution and      Other       Total Annual    Fee Waivers &   Net Expenses
   Classes of Shares        Fees            Service        Expenses     Fund Operating      Payments
                                         (12b-1) Fees                      Expenses
----------------------------------------------------------------------------------------------------------------------
       USA Fund
        Class A            0.55%             0.20%(4)        0.22%          0.97%             None          0.97%
        Class B            0.55%             1.00%           0.22%          1.77%             None          1.77%
        Class C            0.55%             1.00%           0.22%          1.77%             None          1.77%

       USA Fund
   After Transaction
        Class A            0.55%             0.20%(4)        0.22%          0.97%           (0.12%)(5)      0.85%(6)
        Class B            0.55%             1.00%           0.22%          1.77%           (0.12%)(5)      1.65%(6)
        Class C            0.55%             1.00%           0.22%          1.77%           (0.12%)(5)      1.65%(6)

       Iowa Fund
        Class A            0.55%             0.25%           0.36%          1.16%           (0.16%)(7)      1.00%
        Class B            0.55%             1.00%           0.36%          1.91%           (0.16%)(7)      1.75%
        Class C            0.55%             1.00%           0.36%          1.91%           (0.16%)(7)      1.75%

      Kansas Fund
        Class A            0.55%             0.25%           0.46%          1.26%           (0.26%)(7)      1.00%
        Class B            0.55%             1.00%           0.46%          2.01%           (0.26%)(7)      1.75%
        Class C            0.55%             1.00%           0.46%          2.01%           (0.26%)(7)      1.75%

     Montana Fund
        Class A            0.55%             0.25%           0.53%          1.33%           (0.58%)(8)      0.75%
        Class B            0.55%             1.00%           0.53%          2.08%           (0.58%)(8)      1.50%
        Class C            0.55%             1.00%           0.53%          2.08%           (0.58%)(8)      1.50%

    New Mexico Fund
        Class A            0.55%             0.25%           0.19%          0.99%            (0%)(9)        0.99%
        Class B            0.55%             1.00%           0.19%          1.74%            (0%)(9)        1.74%
        Class C            0.55%             1.00%           0.19%          1.74%            (0%)(9)        1.74%

    New Jersey Fund
        Class A            0.55%             0.25%(10)       0.29%          1.09%           (0.59%)(11)     0.50%
        Class B            0.55%             1.00%           0.29%          1.84%           (0.59%)(11)     1.25%
        Class C            0.55%             1.00%           0.29%          1.84%           (0.59%)(11)     1.25%

   North Dakota Fund
        Class A            0.55%             0.25%           0.24%          1.04%             None          1.04%
        Class B            0.55%             1.00%           0.24%          1.79%             None          1.79%
        Class C            0.55%             1.00%           0.24%          1.79%             None          1.79%

    Wisconsin Fund
        Class A            0.55%             0.25%           0.35%          1.15%           (0.15%)(7)      1.00%
        Class B            0.55%             1.00%           0.35%          1.90%           (0.15%)(7)      1.75%
        Class C            0.55%             1.00%           0.35%          1.90%           (0.15%)(7)      1.75%

                                                        (Footnotes on next page)

(Footnotes from previous page)

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will apply to certain redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in a Fund's prospectus if they are available.

(2) If you redeem Class B shares during the first two years after you buy them, you will pay a contingent deferred sales charge of 4%, which declines to 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.

(3) Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.

(4) The Board of Trustees adopted a formula for calculating 12b-1 Plan expenses for the USA Fund's Class A shares that went into effect on June 1, 1992. Under this formula, 12b-1 plan expenses will not be more than 0.30% nor less than 0.10%. If each State Fund approves the Transaction, the 12b-1 expenses are expected to increase to the level shown for USA Fund After Transaction.

(5) The Manager has contracted to waive fees and pay expenses of the Fund from August 2, 2001 through August 31, 2002 in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) from exceeding 0.65% of average daily net assets.

(6) If shareholders of each State Fund approve the Transaction, the resulting level of assets of the USA Fund should reach a breakpoint and result in a lower management fee which would reduce the Net Expenses of the USA Fund.

(7) The Manager has contracted to waive fees and pay expenses of the Fund through October 31, 2001 in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) from exceeding 0.75% of average daily net assets.

(8) The Manager has contracted to waive fees and pay expenses of the Fund through October 31, 2001 in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) from exceeding 0.50% of average daily net assets.

(9) The Manager has contracted to waive fees and pay expenses of the Fund through October 31, 2001 in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) from exceeding 0.75% of average daily net assets. The actual expenses of the Fund, however, were less than the expense limit, so no fees were waived during the past fiscal period.

(10) The Board of Trustees for the Fund has set the 12b-1 Plan payments at 0.25%. Payments under the Plan may not exceed 0.30%.

(11) The Manager agreed to waive fees and pay expenses from January 22, 1998 through October 31, 2001 in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) from exceeding 0.25% of average daily net assets.

Examples:

         The following Examples are intended to help you compare the cost of investing in a State Fund, with the cost of investing in the USA Fund. The Example for each separate State Fund and USA Fund assumes that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Each Example also assumes that your investment has a 5% return each year.(12) These are examples only, and do not represent future expenses, which may be greater or less than those shown below.


----------
(12) The Funds' actual returns may be greater or less than the hypothetical 5% return used. The examples reflect the net operating expenses with any expense limitations for one year, and the total operating expenses without waivers for years two through ten.

                                     1 Year              3 Years             5 Years            10 Years(13)
------------------------------------------------------------------------------------------------------------
          USA Fund
      After Transaction
          Class A                     $459                 $661                $880                $1,510
          Class B                     $168                 $546                $948                $1,863
          Class B                     $568                 $846               $1,148               $1,863
       (if redeemed)
          Class C                     $168                 $546                $948                $2,074
          Class C                     $268                 $546                $948                $2,074
       (if redeemed)

         Iowa Fund
          Class A                     $473                 $714                $975                $1,717
          Class B                     $178                 $585               $1,017               $2,024
          Class B                     $578                 $885               $1,217               $2,024
       (if redeemed)
          Class C                     $178                 $585               $1,017               $2,220
          Class C                     $278                 $585               $1,017               $2,220
       (if redeemed)

        Kansas Fund
          Class A                     $473                 $735               $1,017               $1,819
          Class B                     $178                 $605               $1,059               $2,123
          Class B                     $578                 $905               $1,259               $2,123
       (if redeemed)
          Class C                     $178                 $605               $1,059               $2,317
          Class C                     $278                 $605               $1,059               $2,317
       (if redeemed)

      New Jersey Fund
          Class A                     $424                 $652                $898               $1,603
          Class B                     $127                 $521                $941               $1,913
          Class B                     $527                 $821               $1,141              $1,913
       (if redeemed)
          Class C                     $127                 $521                $941               $2,110
          Class C                     $227                 $521                $941               $2,110
       (if redeemed)

      New Mexico Fund
          Class A                     $472                 $678                $902                $1,543
          Class B                     $177                 $548                $944                $1,853
          Class B                     $577                 $848               $1,144               $1,853
       (if redeemed)
          Class C                     $177                 $548                $944                $2,052
          Class C                     $277                 $548                $944                $2,052
       (if redeemed)

        Montana Fund
          Class A                     $449                 $726               $1,023               $1,868
          Class B                     $153                 $596               $1,065               $2,171
          Class B                     $553                 $896               $1,265               $2,171
       (if redeemed)
          Class C                     $153                 $596               $1,065               $2,364
          Class C                     $253                 $596               $1,065               $2,364
       (if redeemed)

     North Dakota Fund
          Class A                     $477                 $694                $927                $1,598
          Class B                     $182                 $563                $970                $1,908
          Class B                     $582                 $863               $1,170               $1,908
       (if redeemed)
          Class C                     $182                 $563                $970                $2,105
          Class C                     $282                 $563                $970                $2,105
       (if redeemed)

       Wisconsin Fund
          Class A                     $473                 $712                $970                $1,707
          Class B                     $178                 $582               $1,013               $2,014
          Class B                     $578                 $882               $1,213               $2,014
       (if redeemed)
          Class C                     $178                 $582               $1,013               $2,210
          Class C                     $278                 $582               $1,013               $2,210
       (if redeemed)

----------
(13) The Class B examples reflect the conversion of Class B shares to Class A shares at the end of the eighth year. Information on the ninth and tenth year reflects expenses of the Class A shares.

Where can I find more financial information about the Funds?

         For the USA Fund, per share income information for the past fiscal year and the most recent six month semi-annual period is shown immediately below under the heading "Financial Highlights." Also, the USA Fund's Annual Report, which is attached, includes a discussion of that Fund's performance during the past fiscal year and shows per share information for each of the past five fiscal years.

         The Prospectuses, and the Annual and Semi-Annual Reports for the State Funds, contain further financial information about those Funds. These documents are available upon request (See "Information About the State Funds").

                                    USA Fund
                              Financial Highlights

The Financial Highlights tables are intended to help you understand the Fund's financial performance. All "per share" information reflects financial results for a single Fund share. The information for the year-ended August 31, 2000 has been audited by Ernst & Young LLP, whose report, along with each Fund's financial statements, is included in the Fund's annual report, which is attached to and considered a part of this Joint Proxy Statement/Prospectus.

                                                                     Six Months Ended
                                                                     February 28, 2001               Year Ended
                                                                        (unaudited)                August 31, 2000
                                                                     -----------------             ---------------
Class A

Net asset value, beginning of period                                   $   $10.830                       $10.890

Income (loss) from investment operations:

     Net investment income                                                   0.293                         0.587
     Net realized and unrealized gain (losses)
       on investments                                                        0.240                        (0.060)
                                                                             -----                       -------
Total from investment operations                                             0.533                         0.527
                                                                             -----                       -------
Less dividends and distributions:

     Dividends from net investment income                                   (0.293)                       (0.587)
     Distributions from net realized gain on investments                     _____                         _____
     Total dividends and distributions                                      (0.293)                       (0.587)
                                                                           -------                       -------
Net asset value, end of period                                             $11.070                       $10.830
                                                                           =======                       =======

Total Return(1)                                                              4.99%                         5.11%

Ratios and supplemental data:

Net assets, end of period (000's)                                         $414,988                      $421,136


     Ratio of expenses to average net assets                                 0.83%                         0.97%
     Ratio of net investment income to average net assets                    5.42%                         5.54%

Portfolio turnover rate                                                        92%                           76%

-----------
(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.

Class B

Net asset value, beginning of period                                       $10.830                       $10.890


Income (loss) from investment operations:
     Net investment income                                                   0.250                         0.502
     Net realized and unrealized gain (losses)
       on investments                                                        0.240                        (0.060)
                                                                             -----                      --------

Total from investment operations                                             0.490                         0.442
                                                                             -----                      --------

Less dividends and distributions:
     Dividends from net investment income                                   (0.250)                       (0.502)
     Distributions from net realized gain on investments                     _____                         _____
     Total dividends and distributions                                      (0.250)                       (0.502)
                                                                             -----                         -----

Net asset value, end of period                                             $11.070                       $10.830
                                                                           =======                       =======

Total Return                                                                 4.58%                         4.27%

Ratios and supplemental data:

Net assets, end of period (000's)                                          $25,414                       $26,059

     Ratio of expenses  to average net assets                                1.63%                         1.77%
     Ratio of net investment income to average net assets                    4.62%                         4.74%

Portfolio turnover rate                                                        92%                           76%

                                    USA Fund
                              Financial Highlights
                                  (Continued)

                                                                     Six Months Ended
                                                                     February 28, 2001               Year Ended
                                                                        (unaudited)                August 31, 2000
                                                                     -----------------             ---------------

Class C

Net asset value, beginning of period                                       $10.830                       $10.890


Income (loss) from investment operations:
     Net investment income                                                   0.250                         0.502
     Net realized and unrealized gain (losses)
     on investments                                                          0.240                        (0.060)
                                                                             -----                       -------
Total from investment operations                                             0.480                         0.442
                                                                             -----                       -------
Less dividends and distributions:
     Dividends from net investment income                                   (0.250)                       (0.502)
     Distributions from net realized gain on investments                     _____                         _____
     Total dividends and distributions                                      (0.250)                       (0.502)
                                                                            -------                      -------

Net asset value, end of period                                             $11.070                       $10.830
                                                                           =======                       =======

Total Return                                                                 4.58%                         4.27%

Ratios and supplemental data:
Net assets, end of period (000's)                                           $1,586                        $1,851

Expenses
     Ratio of average net assets                                             1.63%                         1.77%
     Ratio of net investment income to average net assets                    4.62%                         4.74%

Portfolio turnover rate                                                        92%                           76%

What are other key features of the Funds?

         Transfer Agency, Accounting, Custody and Administrative Services. Delaware Service Company, Inc. ("DSC"), an affiliate of the Manager, acts as shareholder servicing, dividend disbursing and transfer agent for each Fund, and for other mutual funds in the Delaware Investments Family of Funds. DSC also provides accounting services to each Fund. Those services include performing all functions related to calculating each Fund's net asset value and providing all financial reporting services, regulatory compliance testing and other related accounting services. For its services, DSC is paid fees by each Fund according to fee schedules that are the same for each Fund in the Delaware Investments Family of Funds. These fees are charged to each Fund, including the USA Fund and the State Funds, on a pro rata basis.

         Mellon Bank, N.A. is the custodian of the securities and other assets of the Iowa, Kansas, New Mexico, North Dakota, and Wisconsin Funds. The Chase Manhattan Bank is the custodian of the securities and other assets of the Montana, New Jersey and USA Funds. The main office of Mellon Bank, N.A. is One Mellon Center, Pittsburgh, Pennsylvania 15285. The main office of the Chase Manhattan Bank is 4 Chase Metrotech Center, Brooklyn, New York 11245.

         Management and Administration Fees. The Manager is the investment manager of all of the Funds. The Manager has entered into separate management agreements relating to each of the Funds that provide for reductions in fee rates as the assets of the Funds increase. Under each Fund's management agreement, the Fund pays the Manager a fee equal to the following amount: 0.55% on the first $500 million; 0.50% on the next $500 million; 0.45% on the next $1.5 billion; 0.425% on the assets in excess of $2.5 billion. The Manager will contract to have a fee waiver to cap fees at 0.65% (exclusive of taxes, interest, brokerage commissions, extraordinary expenses and applicable 12b-1 fees) for the period August 1, 2001 through October 31, 2002. The actual management fee rates for the past fiscal year of each Fund is shown in the Fee Table included in the Summary section of this Joint Proxy Statement/Prospectus.

         Distribution Services. Pursuant to underwriting agreements relating to each of the Funds, Delaware Distributors, L.P. (the "Distributor") serves as the national distributor for the Funds. The Distributor pays the expenses of the promotion and distribution of each Funds' shares, except for payments by the Funds on behalf of Class A Shares, Class B Shares and Class C Shares under their respective 12b-1 Plans. The Distributor is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. and an affiliate of the Manager.

         Rule 12b-1 Plans. Each Fund has adopted a separate distribution plan or "Rule 12b-1 Plan" for each of its Class A Shares, Class B Shares and Class C Shares (collectively, the "Rule 12b-1 Plans" and, each individually, a "Rule 12b-1 Plan"). Each Rule 12b-1 Plan permits the relevant Fund to pay out of the assets of the Class A Shares, Class B Shares and Class C Shares monthly fees to the Distributor for its services and expenses in distributing and promoting shares of such classes. These expenses may include, among others, preparing and distributing advertisements, sales literature and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, and paying distribution and maintenance fees to securities brokers and dealers who enter into dealer's agreements with the Distributor. The Rule 12b-1 Plan expenses relating to Class B Shares and Class C Shares are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares. In addition, absent any applicable fee waiver, each Fund may make payments out of the assets of the Class A Shares, Class B Shares and Class C Shares directly to other unaffiliated parties, such as banks, who either aid in the distribution of shares of, or provide services to, such Classes.

         The maximum aggregate fee payable by the State Funds under their Rule 12b-1 Plans and a Fund's Distribution Agreement is, on an annual basis: up to 0.25% of average daily net assets of Class A Shares (except that the 12b-1 fees for New Jersey Fund's Class A shares may be up to 0.30%), and up to 1% (0.25% of which are service fees paid to the Distributor, dealers and others for providing personal service and/or maintaining shareholder accounts) of Class B Shares' and Class C Shares' average daily net assets for the year. The maximum aggregate fee payable by the USA Fund under its Rule 12b-1 Plan and the Fund's Distribution Agreement is, on an annual basis: up to 0.30% of average daily net assets of Class A Shares, and, like the State Funds, up to 1% (0.25% of which are service fees paid to the Distributor, dealers and others for providing personal service and/or maintaining shareholder accounts) of Class B Shares' and Class C Shares' average daily net assets for the year.

         The Boards of Trustees for each Trust and the Company may reduce these amounts at any time. All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount paid on behalf of Class A Shares, Class B Shares and Class C Shares is borne by such persons without any reimbursement from such Classes. Subject to seeking best execution, each Fund may, from time to time, buy or sell portfolio securities from or to firms that receive payments under the Rule 12b-1 Plans.

         Purchase, Exchange and Redemption Procedures. Procedures for the purchase, exchange and redemption of each Fund's shares are identical. Reference is made to the Prospectus of each Fund for the purchase, exchange, and redemption procedures applicable to the purchases, exchanges and redemptions of the Funds' shares, each of which is incorporated herein by reference thereto. Set forth below is a brief description of the basic purchase, exchange, and redemption procedures applicable to the shares of the Funds.

         Purchases of shares of the USA Fund and the State Funds may be made through authorized investment dealers or directly by contacting the Funds or the Distributor. The minimum initial investment is $1,000 for Class A, B and C Shares of each Fund. Subsequent purchases must be at least $100. The initial and subsequent investment minimums for Class A Shares will be waived for purchases by officers, trustees and employees of any fund in the Delaware Investments Family of Funds, the manager or the sub-adviser or any of their affiliates if the purchases are made pursuant to a payroll deduction account. Shares purchased pursuant to the Uniform Gifts to Minors Act and shares purchased in connection with an Automatic Investing Plan are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Accounts opened under the Asset Planner services are subject to a minimum initial investment of $2,000 per Asset Planner strategy selected.

         Each purchase of Class B Shares is subject to a maximum purchase limitation of $250,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. Purchase orders for more than the maximum amounts will be rejected, although an investor may exceed these limitations by making cumulative purchases over a period of time.

         Each Fund reserves the right to reject any order for the purchase of its shares if, in the opinion of management, such rejection is in such Fund's best interest. Each Fund also reserves the right, following shareholder notification, to charge a service fee on non-retirement accounts that, as a result of redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Each Fund also reserves the right, upon 60 days' written notice, to redeem accounts involuntarily that remain under the minimum initial purchase amount as a result of redemptions.

         Class A Shares of each Fund are purchased at the offering price, which reflects a maximum front-end sales charge of 3.75%; however, lower front-end sales charges apply for larger purchases. Absent a fee waiver, Class A Shares are also subject to annual Rule 12b-1 Plan expenses for the life of the investment.

         Class B Shares of each Fund are purchased at net asset value and are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth years following purchase; (iii) 2% if shares are deemed during the fifth year following purchase; (iv) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter, although the CDSC may be waived under certain circumstances. Absent any fee waivers, Class B Shares are subject to annual 12b-1 Plan expenses for approximately eight years after purchase. Eight years after purchase, each Fund's Class B Shares are subject to automatic conversion to Class A.

         Class C Shares are purchased at net asset value and are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase, although the CDSC may be waived under certain circumstances. Absent any fee waivers, Class C Shares are also subject to annual Rule 12b-1 Plan expenses for the life of the investment.

         Shares of any Fund will be redeemed at any time at the net asset value next determined on the business day when a redemption request is received. Requests for redemption of shares held in certificated form must be accompanied by the certificates. Any applicable contingent deferred sales charge will be deducted. Shares of a Fund may be exchanged for shares of the same class in another fund in the Delaware Investments Family of Funds without paying a front-end sales charge or a contingent deferred sales charge at the time of the exchange. The sale of shares of a Fund, either through redemption or exchange, is a taxable event and may result in a capital gain or loss to shareholders. Shareholders of the State Funds will not be charged sales charges in connection with the Transaction and it is intended that the structure of the Transaction will not create a taxable event for shareholders.

         Dividends, Distributions and Taxes. For each Fund, dividends, if any, are paid on a monthly basis, while capital gains are distributed annually during the quarter following the close of the fiscal year. The amount of dividends will vary depending on changes in the Funds' net investment income. Each Fund automatically reinvests distributions in additional shares of that Fund unless you select a different option, such as to receive distributions in cash or to reinvest distributions in shares of another Fund in the Delaware Investments Family of Funds.

         Dividends paid by the Funds are generally expected to be exempt from federal income tax. If the distributions are made from interest income on municipal securities of a particular state, they will also generally be exempt from that state's personal income taxes. All or a portion of each Fund's dividends may be derived from income on "private activity" municipal bonds and may be a tax preference item subject to the federal alternative minimum tax.

         Distributions from a Fund's long-term capital gains are taxable as capital gain. Distributions from a Fund's short-term capital gains are generally taxable as ordinary income. Any capital gain may be taxable at different rates depending on the shareholder's holding period for the shares. In addition, you may be subject to state and local taxes on distributions. Each Fund notifies its shareholders annually of the amount and nature of all dividends and distributions received from the Fund in the prior year. For more information about the tax implications of investments in the Funds, see the current prospectus of each Fund under the heading "Dividends, distributions and taxes," as well as the current Statement of Additional Information of each Fund under the heading "Taxes."

                           REASONS FOR THE TRANSACTION

         The Board of Trustees of each Trust, on behalf of its State Fund, has recommended the Transaction for purposes of combining each State Fund with a larger fund that has similar investment objectives and policies, and a better opportunity for sustainable results. There has also been relatively low demand for the State Funds. A larger fund should be better able to obtain certain savings in costs for the State Funds and their shareholders.

         The Plan was presented to each Board of Trustees at a meeting of the Boards. At the meeting, each Board questioned management about the potential benefits and costs to shareholders of the State Funds. In deciding whether to recommend approval of the Transaction to shareholders, each Board of Trustees considered, among other things: the expense ratio of the USA Fund and its State Fund and the impact of contractual fee waivers thereon; the potential benefits afforded by a larger fund through economies of scale (e.g. a fund with higher aggregate net assets may be able to reduce or eliminate certain duplicative costs and expenses); the comparative investment performance of the USA Fund and its State Fund; the compatibility of the investment objectives, policies, restrictions and investments of its State Fund with those of the USA Fund; the tax consequences of the Transaction; and the significant experience of the Manager. During the course of its deliberations, each Board of Trustees also considered the fact that the expenses of each Transaction will be shared one-quarter by the USA Fund, one-quarter by the State Fund and one-half by the Manager.

         Each Board of Trustees of the State Trusts and the Surviving Trust concluded that the Transaction is in the best interests of the shareholders of its Fund and that no dilution of value would result to the shareholders from the Transaction. Each Board of Trustees of the State Funds then decided to approve the Plan and to recommend that shareholders of the State Funds vote to approve the Transaction. As required by law, the Trustees approving each Plan included a majority of the Trustees who are not interested persons of the State Funds.

      For the reasons discussed above, the Board of Trustees of each Trust, on behalf of each State Fund, recommends that you vote FOR the Plan.

         If the shareholders of a State Fund do not approve the Plan, the Board of Trustees for that State Fund's Trust may consider other possible courses of action for that State Fund, including liquidation and dissolution.

                        INFORMATION ABOUT THE TRANSACTION

         This is only a summary of the Plan. You should read the actual Plan. It is attached as Exhibit A and incorporated herein by reference thereto.

How will the Transaction be carried out?

         If the shareholders of a State Fund approve the Plan, the Transaction will take place after various conditions are satisfied by that State Fund's Trust, on behalf of the State Fund, and by the Company, on behalf of the USA Fund, including the delivery of certain documents. Each Trust and the Surviving Trust will agree on the Closing Date. If the shareholders of a State Fund do not approve the Plan, the Transaction will not take place for that State Fund.

         If the shareholders of a State Fund approve the Plan, that State Fund will deliver to the USA Fund substantially all of its assets, subject to its liabilities, on the Closing Date. In exchange, that State Fund's Trust, on behalf of the State Fund, will receive USA Fund Shares to be distributed pro rata by the State Fund to its shareholders in complete liquidation and dissolution of that State Fund. The value of the assets to be delivered to the USA Fund shall be the value of such net assets computed as of the close of business of the New York Stock Exchange, Inc. ("NYSE") (normally 4:00 p.m. Eastern time) on the last business day prior to the Closing Date.

         The stock transfer books of each State Fund will be permanently closed as of the close of business of the NYSE on the day before the Closing Date. A State Fund will accept requests for redemption only if received in proper form before that time. Requests received after that time will be considered requests to redeem shares of the USA Fund.

         To the extent permitted by law, the Trust and the Company may agree to amend the Plan without shareholder approval. They may also agree to terminate and abandon the Transaction at any time before or, to the extent permitted by law, after the approval of shareholders of a State Fund.

Who will pay the expenses of the Transaction?

         The expenses resulting from each separate State Fund's participation in the Transaction will be shared by the following parties in the percentages indicated: 25% by the State Fund, 25% by the USA Fund, 50% by the Manager.

What are the tax consequences of the Transaction?

         The Transaction is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended. Based on certain assumptions made and representations to be received from each Trust, on behalf of its State Fund, and the Company, on behalf of the USA Fund, it is expected that Stradley, Ronon, Stevens & Young, LLP will provide a legal opinion that, for federal income tax purposes, (i) shareholders of each State Fund will not recognize any gain or loss as a result of the exchange of their shares of the State Fund for shares of the USA Fund and
(ii) the USA Fund and its shareholders will not recognize any gain or loss upon receipt of the State Fund's assets.

         You should consult your tax advisor regarding the effect, if any, of the Transaction in light of your individual circumstances. You should also consult your tax adviser about the state and local tax consequences, if any, of the Transaction because this discussion only relates to the federal income tax consequences.

What should I know about the USA Fund Shares?

         If the Transaction is approved, full and fractional shares of the USA Fund will be distributed to shareholders of each State Fund in accordance with the procedures described above. When issued, each share will be duly and validly issued and fully paid and nonassessable, fully transferable and will have full voting rights. The shares of the USA Fund will be recorded electronically in each shareholder's account. The USA Fund will then send a confirmation to each shareholder. As described in its prospectus, the USA Fund does not issue share certificates except for Class A shares and then only when requested. As of the Closing Date, any certificates representing shares of the State Funds will be cancelled.

         All shares have noncumulative voting rights. This gives holders of more than 50% of the shares voting the ability to elect all of the members of the Board of Trustees. If this happens, holders of the remaining shares voting will not be able to elect any trustees.

         Like the State Funds, the USA Fund does not routinely hold annual meetings of shareholders. Each Fund may hold special meetings for matters requiring shareholder approval. A meeting of any Fund's shareholders may also be called at any time by the Board of Trustees or by the chairperson of the Board or by the president.

What are the capitalizations of the Funds and what might the capitalization be after the Transaction?

         The following table sets forth, as of May 30, 2001, the separate capitalizations of the USA and State Funds, and the estimated capitalization of the USA Fund as adjusted to give effect to the proposed Transaction. The final capitalization of the USA Fund is likely to be different when the Transaction is consummated because it is expected to reflect the addition of assets from all of the State Funds.


                               USA Fund--Iowa Fund

                                                  USA                       Iowa                     USA Fund
                                                  Fund                      Fund                after Transaction
                                              (unaudited)                (unaudited)               (estimated)

Net assets (millions)                           $______                    $______                   $______
Total shares outstanding                         ______                     ______                    ______


                                                USA Fund                  Iowa Fund                  USA Fund
                                                Class A                    Class A              after Transaction
                                               (unaudited)                (unaudited)               (estimated)

Net assets (millions)                           $______                    $______                   $______
Total shares outstanding                         ______                     ______                    ______
Net asset value per share                       $______                    $______                   $______


                                                USA Fund                  Iowa Fund                  USA Fund
                                                Class B                    Class B              after Transaction
                                              (unaudited)                (unaudited)               (estimated)

Net assets (millions)                           $______                    $______                   $______
Total shares outstanding                         ______                     ______                    ______
Net asset value per share                       $______                    $______                   $______


                                                USA Fund                  Iowa Fund                  USA Fund
                                                Class C                    Class C              after Transaction
                                              (unaudited)                (unaudited)               (estimated)

Net assets (millions)                           $______                    $______                   $______
Total shares outstanding                         ______                     ______                    ______
Net asset value per share                       $______                    $______                   $______


                              USA Fund--Kansas Fund

                                                  USA                      Kansas                    USA Fund
                                                  Fund                      Fund                after Transaction
                                              (unaudited)                (unaudited)               (estimated)
Net assets (millions)                           $______                    $______                   $______
Total shares outstanding                         ______                     ______                    ______


                                                USA Fund                 Kansas Fund                 USA Fund
                                                Class A                    Class A              after Transaction
                                              (unaudited)                (unaudited)               (estimated)

Net assets (millions)                           $______                    $______                   $______
Total shares outstanding                         ______                     ______                    ______
Net asset value per share                       $______                    $______                   $______


                                                USA Fund                 Kansas Fund                 USA Fund
                                                Class B                    Class B              after Transaction
                                              (unaudited)                (unaudited)               (estimated)

Net assets (millions)                           $______                    $______                   $______
Total shares outstanding                         ______                     ______                    ______
Net asset value per share                       $______                    $______                   $______


                                                USA Fund                 Kansas Fund                 USA Fund
                                                Class C                    Class C              after Transaction
                                              (unaudited)                (unaudited)               (estimated)

Net assets (millions)                           $______                    $______                   $______
Total shares outstanding                         ______                     ______                    ______
Net asset value per share                       $______                    $______                   $______



                             USA Fund--Montana Fund

                                                  USA                      Montana                   USA Fund
                                                  Fund                      Fund                after Transaction
                                              (unaudited)                (unaudited)               (estimated)

Net assets (millions)                           $______                    $______                   $______
Total shares outstanding                         ______                     ______                    ______


                                                USA Fund                Montana Fund                 USA Fund
                                                Class A                    Class A              after Transaction
                                              (unaudited)                (unaudited)               (estimated)

Net assets (millions)                           $______                    $______                   $______
Total shares outstanding                         ______                     ______                    ______
Net asset value per share                       $______                    $______                   $______


                                                USA Fund                Montana Fund                 USA Fund
                                                Class B                    Class B              after Transaction
                                              (unaudited)                (unaudited)               (estimated)

Net assets (millions)                           $______                    $______                   $______
Total shares outstanding                         ______                     ______                    ______
Net asset value per share                       $______                    $______                   $______


                                                USA Fund                Montana Fund                 USA Fund
                                                Class C                    Class C              after Transaction
                                              (unaudited)                (unaudited)               (estimated)

Net assets (millions)                           $______                    $______                   $______
Total shares outstanding                         ______                     ______                    ______
Net asset value per share                       $______                    $______                   $______

                            USA Fund--New Jersey Fund

                                                  USA                    New Jersey                  USA Fund
                                                  Fund                      Fund                after Transaction
                                              (unaudited)                (unaudited)               (estimated)

Net assets (millions)                           $______                    $______                   $______
Total shares outstanding                         ______                     ______                    ______


                                                USA Fund               New Jersey Fund               USA Fund
                                                Class A                    Class A              after Transaction
                                              (unaudited)                (unaudited)               (estimated)

Net assets (millions)                           $______                    $______                   $______
Total shares outstanding                         ______                     ______                    ______
Net asset value per share                       $______                    $______                   $______


                                                USA Fund               New Jersey Fund               USA Fund
                                                Class B                    Class B              after Transaction
                                              (unaudited)                (unaudited)               (estimated)

Net assets (millions)                           $______                    $______                   $______
Total shares outstanding                         ______                     ______                    ______
Net asset value per share                       $______                    $______                   $______


                                                USA Fund               New Jersey Fund               USA Fund
                                                Class C                    Class C              after Transaction
                                              (unaudited)                (unaudited)               (estimated)

Net assets (millions)                           $______                    $______                   $______
Total shares outstanding                         ______                     ______                    ______
Net asset value per share                       $______                    $______                   $______


                            USA Fund--New Mexico Fund


                                                  USA                    New Mexico                  USA Fund
                                                  Fund                      Fund                after Transaction
                                              (unaudited)                (unaudited)               (estimated)

Net assets (millions)                           $______                    $______                   $______
Total shares outstanding                         ______                     ______                    ______


                                                USA Fund               New Mexico Fund               USA Fund
                                                Class A                    Class A              after Transaction
                                              (unaudited)                (unaudited)               (estimated)

Net assets (millions)                           $______                    $______                   $______
Total shares outstanding                         ______                     ______                    ______
Net asset value per share                       $______                    $______                   $______


                                                USA Fund               New Mexico Fund               USA Fund
                                                Class B                    Class B              after Transaction
                                              (unaudited)                (unaudited)               (estimated)

Net assets (millions)                           $______                    $______                   $______
Total shares outstanding                         ______                     ______                    ______
Net asset value per share                       $______                    $______                   $______


                                                USA Fund               New Mexico Fund               USA Fund
                                                Class C                    Class C              after Transaction
                                              (unaudited)                (unaudited)               (estimated)

Net assets (millions)                           $______                    $______                   $______
Total shares outstanding                         ______                     ______                    ______
Net asset value per share                       $______                    $______                   $______

                           USA Fund--North Dakota Fund

                                                  USA                   North Dakota                 USA Fund
                                                  Fund                      Fund                after Transaction
                                              (unaudited)                (unaudited)               (estimated)

Net assets (millions)                           $______                    $______                   $______
Total shares outstanding                         ______                     ______                    ______


                                                USA Fund              North Dakota Fund              USA Fund
                                                Class A                    Class A              after Transaction
                                              (unaudited)                (unaudited)               (estimated)

Net assets (millions)                           $______                    $______                   $______
Total shares outstanding                         ______                     ______                    ______
Net asset value per share                       $______                    $______                   $______


                                                USA Fund              North Dakota Fund              USA Fund
                                                Class B                    Class B              after Transaction
                                              (unaudited)                (unaudited)               (estimated)

Net assets (millions)                           $______                    $______                   $______
Total shares outstanding                         ______                     ______                    ______
Net asset value per share                       $______                    $______                   $______


                                                USA Fund              North Dakota Fund              USA Fund
                                                Class C                    Class C              after Transaction
                                              (unaudited)                (unaudited)               (estimated)

Net assets (millions)                           $______                    $______                   $______
Total shares outstanding                         ______                     ______                    ______
Net asset value per share                       $______                    $______                   $______



                            USA Fund--Wisconsin Fund


                                                  USA                     Wisconsin                  USA Fund
                                                  Fund                      Fund                after Transaction
                                              (unaudited)                (unaudited)               (estimated)

Net assets (millions)                           $______                    $______                   $______
Total shares outstanding                         ______                     ______                    ______


                                                USA Fund               Wisconsin Fund                USA Fund
                                                Class A                    Class A              after Transaction
                                              (unaudited)                (unaudited)               (estimated)

Net assets (millions)                           $______                    $______                   $______
Total shares outstanding                         ______                     ______                    ______
Net asset value per share                       $______                    $______                   $______

                                                USA Fund               Wisconsin Fund                USA Fund
                                                Class B                    Class B              after Transaction
                                              (unaudited)                (unaudited)               (estimated)

Net assets (millions)                           $______                    $______                   $______
Total shares outstanding                         ______                     ______                    ______
Net asset value per share                       $______                    $______                   $______

                                                USA Fund               Wisconsin Fund                USA Fund
                                                Class C                    Class C              after Transaction
                                              (unaudited)                (unaudited)               (estimated)

Net assets (millions)                           $______                    $______                   $______
Total shares outstanding                         ______                     ______                    ______
Net asset value per share                       $______                    $______                   $______

                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

         This section describes the key investment policies of the USA Fund and the State Funds, and certain noteworthy differences between the Funds. For a complete description of the USA Fund's investment policies and risks, you should read the USA Fund Prospectus, which is attached to this Joint Proxy Statement/Prospectus as Exhibit B.

Are there any significant differences between the investment objectives and policies of the Funds?

         The primary difference between the investment objectives and policies of the USA Fund and those of each State Fund is that the USA Fund, unlike the State Funds, does not seek to provide income that is free from state (as well as certain local taxes for the New Jersey Fund) income taxes of any particular state. Therefore, while the State Funds and the USA Fund all share the similar investment objective of providing investors with as high a level of current interest income exempt from federal income taxes, as is consistent with preservation of shareholders' capital, each State Fund also seeks to have that income be free from personal income taxes, if any, for resident shareholders of that Fund's state. In addition, the New Jersey Fund seeks to provide income exempt from certain local taxes. The State Funds seek to achieve their objectives by investing substantially all of their assets in municipal securities issued by their respective states or U.S. territories that pay interest that is exempt from their respective state's personal income taxes. Because the USA Fund does not manage its investments to provide income free from the state (or local) income taxes of any particular state, it does not geographically concentrate its investments in any one state.

         The Funds' investment objectives are non-fundamental. Policies or investment restrictions of a Fund that are non-fundamental may be changed by its Board of Trustees without shareholder approval. Although each Fund's objective is non-fundamental, should the Board approve a change in a Fund's objective, the Board of Trustees would notify shareholders before the change became effective. Conversely, policies or restrictions that are deemed fundamental may not be changed without the approval of the lesser of (i) a majority of the outstanding shares of the Fund, or (ii) 67% or more of the shares represented at a meeting of shareholders at which the holders of more than 50% of the outstanding shares are represented ("Majority Vote").

How do the types of securities the Funds buy and the investment policies of the Funds compare?

         The Funds invest primarily in municipal bonds and notes that pay interest that is exempt from federal income taxes and, in the case of each State Fund, that is exempt from its state's personal income taxes (and certain local taxes for the New Jersey Fund). Municipal securities are debt obligations issued by state and local governments, their agencies and authorities, as well as by the District of Columbia and U.S. territories and possessions, to raise money for various public and private projects. The issuer must repay the amount borrowed and a fixed or variable rate of interest. Municipal securities are generally free from federal income tax. Additionally, if a municipal security is issued by a state or one of its counties, municipalities, authorities, agencies, or other subdivisions, or by a U.S. territory, the interest income is free from state personal income taxes for residents of that state.

         In order to generate as much interest income as possible that is not subject to its state's personal income taxes, the State Funds invest primarily in municipal securities issued by their respective states and local governments. The USA Fund, like the State Funds, invests primarily in municipal securities issued by state and local governments, but, unlike the State Funds, it does so without focusing in any particular state or geographical area. Therefore, while the USA Fund may generate interest income that is free from personal income taxes of a particular state (or locality), it does not do so to the same extent as a State Fund that is focused on that same state. All of the Funds may invest in tax-exempt securities issued by the District of Columbia and U.S. territories and possessions.

         In addition to the tax-free attributes of the Funds' investments, the Funds also evaluate the quality and maturity of their investments as described below.

         Quality. The quality of a municipal bond generally refers to the creditworthiness of the issuer. All of the Funds primarily invest in investment grade municipal securities. Investment grade securities include those in one of the four highest rating levels as rated by an independent rating agency or unrated securities that the Manager believes are comparable in creditworthiness. Each Fund is also permitted to invest up to 20% of its net assets in high-yield, high risk municipal bonds (commonly known as "junk bonds") that are rated below the top four ratings.

         Maturity. A bond's maturity refers to the time when the issuer must repay the principal and interest. Generally, investments in bonds with shorter maturities are more conservative and will experience less volatility with the periodic rise and fall of interest rates than bonds with longer maturities. Investments in bonds with shorter maturities, however, may have lower rates of return than investments in bonds with longer maturities.

         None of the Funds are restricted according to the maturities of the securities in which they may invest. The Funds do, however, manage their investments, in part, according to maturity. The USA Fund will generally seek to have a dollar-weighted average maturity of 5 to 30 years. The State Funds, except for the New Jersey Fund, will generally seek to have an average weighted maturity of approximately 15 to 25 years. The New Jersey Fund has generally maintained a longer maturity in its efforts to provide a higher current yield. [Describe maturities as of [date]]

         Municipal Securities. The Funds may invest in a variety of municipal securities, including general obligation and revenue bonds. General obligation bonds are municipal bonds that are secured by the issuer's pledge of its full faith, credit and taxing power. Revenue bonds are municipal bonds that are secured by the revenue from a particular facility, operating project, or special excise tax, but are not secured by the issuer's general taxing power. The Funds may invest without limit in those municipal securities that are rated in the top four quality grades or bonds that are unrated, but which the Manager determines to be of equal quality. Additionally, each Fund may invest without limitation in insured municipal bonds. Issuers of insured municipal securities obtain insurance, typically against credit risk, that requires the insurance company to pay principal and interest if the issuer defaults on the obligations. Insured municipal securities typically will not, however, be a significant portion of the investments of the USA Fund.

         Each Fund is also permitted to invest up to 20% of their net assets in high-yield municipal bonds, often referred to as "junk bonds." High-yield bonds are those that are rated below the top four ratings (usually BB or lower) and pay a higher rate of return to compensate for their higher risk. The State Funds are permitted to invest up to 20% of their net assets in these types of bonds, but only if the bonds have at least a B rating or are unrated but of comparable quality. The USA Fund may also invest up to 20% in these types of bonds, but may do so regardless of a bond's rating. All of the Funds, however, conduct a careful credit analysis before investing in any security.

         Municipal Lease Obligations. Each Fund may invest in municipal lease obligations. State and local governments use municipal lease obligations to finance the purchase of public property or facilities. Municipal lease obligations differ, however, from other municipal securities. The underlying leases contain a "non-appropriation" or "abatement" clause, allowing the issuer to terminate the lease. If the lease is cancelled, investors who own the municipal lease obligations may not be paid. For that reason, municipal lease obligations are subject to the Funds' investment restrictions on illiquid securities.

         Private Activity or Private Placement Bonds. Each Fund, with the exception of the Montana Fund, may invest up to 20% of its assets in private placement bonds. The Montana Fund may invest 100% of its assets in these types of bonds. Private activity or private placement bonds are municipal debt obligations the proceeds from which are used to finance certain non-governmental activities. The interest on these types of bonds is subject to the federal alternative minimum tax.

         Zero Coupon Bonds. Each Fund also may invest in zero coupon bonds, which are debt obligations that do not entitle the bondholder to periodic interest payments prior to maturity or another specified date. In some circumstances, these types of bonds may have tax consequences that could be adverse to a Fund.

         Inverse Floaters. All of the Funds may invest in inverse floaters, which are a type of derivative instrument whose interest rate is inversely related to some multiple of a specified market rate of interest. In the case of each State Fund, except New Jersey, the total value of its investment in derivative tax-exempt obligations, combined with investments in bonds rated below investment grade and any illiquid securities, may not exceed 20% of its assets. Similarly, the USA Fund may invest in inverse floaters if the combined investments in inverse floaters, futures contracts, options of futures contracts, and securities rated below investment grade do not exceed 20% of total net assets. The New Jersey Fund may invest up to 10% of its assets in inverse floaters.

         Variable and Floating Rate Securities. Each Fund may invest without limitation in variable and floating rate securities; however, the New Jersey Fund generally does not intend to invest more than 5% in these types of securities. These are securities that do not have fixed interest rates, but instead pay interest at rates that vary according to changes in specified benchmark market rates and may be adjusted at specific intervals.

         Advanced Refunded Bonds. Each Fund may invest without limitation in advanced refunded bonds. State and local municipalities use these transactions to fund local projects and to lock in a lower current rate of interest in anticipation of maturing higher-rate debt obligations.

         Restricted Securities. The USA Fund and New Jersey Fund may invest without limitation in privately placed securities, including those that are eligible for resale only among certain institutional buyers without registration.

         Illiquid Securities. The USA Fund may invest up to 10% of its net assets and the New Jersey Fund may invest up to 15% of its net assets in illiquid securities. The other State Funds may invest up to 15% of their net assets in illiquid securities, however, the total value of an investment in any illiquid securities combined with derivative tax-exempt obligations and bonds rated below investment grade may not exceed 20% of their respective assets. Illiquid securities do not have a ready market and cannot be sold within seven days at approximately the price that a Fund has valued them. Illiquid securities would include bonds that are not traded actively and would be difficult to sell at once without incurring large losses.

         Repurchase Agreements. The Funds may invest in repurchase agreements only if collateral is provided equal to 102% of the security's value plus any interest and is fully comprised of U.S. government securities. Additionally, the State Funds may not enter into repurchase agreements that represent more than 10% of the total assets of a Fund except when investing for defensive purposes during adverse market conditions. The USA Fund does not have a similar restriction. Repurchase agreements are transactions between a buyer (such as one of the Funds) and a seller of securities, in which the seller agrees to pay interest and buy back the securities within a specified time.

         Futures and Options. The State Funds may use futures and option contracts subject to certain limitations. The State Funds, with the exception of the New Jersey Fund, will not engage in call options where premiums paid aggregate more than 5% of the Fund's total assets. The New Jersey Fund will not use call options for speculative purposes and will limit premiums paid to no more than 2% of the New Jersey Fund's total assets.

         The USA Fund may use future contracts so long as the Fund's combined investments in future contracts, inverse floaters and securities rated below investment grade do not exceed 20% of total net assets. The USA Fund may not engage in option transactions other than on futures contracts.

         A futures contract is an agreement to buy a security at a specific price on a specific date. The buyer and seller are obligated to complete the transaction on the specified date, unless the contract is sold beforehand to a third party. An option contract does not obligate the buyer to actually purchase the security, but gives the buyer the option to complete the transaction. If the option is not exercised, certain deposits may be forfeited.

         Temporary Defensive Investments. When the Manager believes that unusual or adverse economic, market or other conditions exist, the Manager may invest any of the Fund's assets in a temporary defensive manner. The Funds have slightly different approaches to their temporary defensive investment strategies. Under these circumstances, the USA Fund may invest all of its assets in taxable instruments, including obligations of the U.S. government and its agencies, commercial paper, certificates of deposit of domestic banks and other debt instruments. The New Jersey Fund may invest in taxable instruments for temporary defensive purposes. The other State Funds may invest in short-term tax-exempt obligations and also hold their assets in securities of tax-exempt money market mutual funds or in cash. When investing in this manner, the Funds may be unable to achieve their investment objectives.

         Diversification. All of the Funds are non-diversified funds, as that term is defined under the 1940 Act. A non-diversified investment company may invest a greater portion of its assets in the securities of a single issuer than a diversified fund. Although the Funds are non-diversified under the federal securities laws, each Fund intends to meet the diversification requirements applicable to a regulated investment company under Subchapter M of the Internal Revenue Code. Under these tax laws, the Funds have the flexibility to invest as much as 50% of their assets in as few as two issuers, provided that no single issuer accounts for more than 25% of a Fund's portfolio. The remaining 50% of the portfolio must be diversified so that no more than 5% of a Fund's assets is invested in the securities of a single issuer. Economic, business, political or other changes can affect all securities of a similar type. Non-diversified funds, such as the USA Fund and State Funds, may be more sensitive to these changes.

How do the investment restrictions of the Funds differ?

         The Funds have adopted substantially similar fundamental investment restrictions, which may not be changed without the approval of a Majority Vote of their shareholders. The one main difference between the investment restrictions of the State Funds and the USA Fund is their policies on concentration. Each Fund has adopted a policy that generally allows it to invest more than 25% of its assets in particular segments of the bond market; however, these investments are subject to certain limitations that vary among the Funds.

         The State Funds, with the exception of the New Jersey Fund, may invest more than 25% of their assets in housing, health care, and utility obligations, as well as industrial development bonds. In addition, the Montana Fund may also invest more than 25% in transportation, education or industrial obligations.

         The USA Fund and the New Jersey Fund may invest more than 25% of its total assets in municipal obligations relating to similar types of projects or similar economic, political, or business characteristics. In addition to municipal obligations, the USA Fund and the New Jersey Fund may invest more than 25% of its total assets in industrial development bonds and pollution control bonds, which may be backed only by the assets and revenues of a non-governmental issuer.

What are the risk factors associated with investments in the Funds?

         Like all investments, an investment in the Funds involves risk. There is no assurance that a Fund will meet its investment objective. The achievement of a Fund's objective depends upon market conditions generally, and on the investment manager's analytical and portfolio management skills. As with most investments in mutual funds, the best results are generally achieved when an investment in a Fund is held for a number of years.

         The risks of investing in the Funds are basically the same as those of other investments in municipal securities of similar quality. Investments in each Fund are subject to several risks, which are explained below.

         Interest Rate Risk. Interest rate risk is the most significant type of risk for these Funds. Interest rate risk is the risk that securities, and in particular bonds with longer maturities, will decrease in value if interest rates rise. These changes can be unpredictable, and as such, the Funds will generally not try to increase return by aggressively capitalizing on interest rate changes. The Funds seek to manage this risk by adjusting the average maturity of the Funds' portfolio assets.

         Income Risk. Income risk is the risk that a Fund's income will decrease due to falling interest rates. Since a Fund can only distribute what it earns, a Fund's distributions to its shareholders may decline when interest rates fall.

         Market Risk. Market risk is the risk that a majority of securities in a certain market--such as stocks or bonds--will decline in value because of economic conditions, future expectations, or investor confidence. This risk may cause the price fluctuation of a security because of the changes in general economic and interest rate conditions that affect the market as a whole. Additionally, all of the Funds may engage in transactions where payment occurs before the actual delivery of the security. Since the market price of the security may fluctuate during the time after payment but prior to delivery, the Funds assume the risk that the value of the security at delivery may be less than the purchase price.

         Credit Risk. Credit risk is the possibility that an issuer of a security will be unable to make interest payments and to pay the principal of a security upon maturity. A change in the credit risk associated with a security may cause a corresponding change in the security's price and the Fund's net asset value. Because the Funds may invest more than 25% of their assets in selected issuers, the Funds may be exposed to greater credit risk as compared to other funds that do not concentrate their investments. The Funds attempt to mitigate this risk by conducting a careful credit analysis of individual bond issuers and by limiting their investments in bonds that are rated below investment grade.

         Call Risk. Call risk is the likelihood that a security will be prepaid (or "called") before maturity. An issuer is more likely to call its bonds when interest rates are falling, because the issuer can issue new bonds with lower interest payments. If a bond is called, a Fund may have to replace it with a lower-yielding security, thus temporarily reducing the value of the Fund's portfolio. The Managers of the Funds take this type of risk into consideration, and when appropriate, attempt to invest in bonds that protect investors against early prepayment.

         Liquidity Risk. Liquidity risk is the possibility that the Funds' portfolio assets cannot be readily sold, within seven days, at the approximate price that the Fund had valued the security. To the extent the State Funds exercise their ability to invest a slightly greater percentage of their assets in illiquid securities than the USA Fund, they are exposed to greater liquidity risk.

         Industry Concentration Risk. The value of securities in a particular industry will decline because of changing expectations for the performance of that industry. The Funds' policies allow for the Funds to invest more than 25% of their assets in various industries and segments of the bond markets. This may expose a Fund to greater industry risk.

         Geographic Concentration Risk. Largely because of tax considerations, each State Fund primarily invests in municipal securities of its respective state. For that reason, events in its state are likely to affect that State Fund's investments and its performance. These events may include economic or political policy changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the ratings assigned to municipal issuers. Because the USA Fund does not focus its investments in the municipal securities of any one state, investments in the USA Fund are subject to these risks to a lesser extent.

         The Funds may also invest a portion of their assets in municipal securities issued by U.S. territories such as Guam, Puerto Rico or the Mariana Islands. As with state municipal securities, events in any of these territories may affect the Funds' investments and their performance.

         More specific information on the economy and financial strength of Iowa, Kansas, Montana, New Mexico, North Dakota, and Wisconsin and of the U.S. territories in which all of the Funds may invest is discussed under the heading, "Special Factors Affecting the Funds" in the current Statement of Additional Information for all of the State Funds, except the New Jersey Fund. More specific information on the economy and financial strength of New Jersey is discussed under the heading "Investing in New Jersey Tax-Exempt Obligations" in the current New Jersey Fund Statement of Additional Information.

         Diversification. Because each Fund is non-diversified, each Fund may be more susceptible than a fully diversified fund to adverse economic, political, business or regulatory developments affecting a single issuer, industry, or economic sector. This, in turn, can affect the Fund's net asset value.

                               VOTING INFORMATION

How many votes are necessary to approve the Plan?

         Provided that a quorum is present, the approval of the Plan for each State Fund requires the affirmative vote of the lesser of (i) more than 50% of the outstanding voting securities of the Fund; or (ii) 67% or more of the voting securities of the Fund present at the Meeting, if the holders of more than 50% of the Fund's outstanding voting securities are present or represented by proxy. Each shareholder will be entitled to one vote for each full share, and a fractional vote for each fractional share, of a State Fund held on the Record Date. If sufficient votes to approve the proposal for a State Fund are not received by the date of the Meeting, the Meeting may be adjourned with respect to that State Fund to permit further solicitations of proxies. The holders of a majority of shares of a State Fund entitled to vote at the Meeting and present in person or by proxy (whether or not sufficient to constitute quorum) may adjourn the Meeting with respect to that State Fund.

         Abstentions and broker non-votes will be included for purposes of determining whether a quorum is present at the Meeting, but will not be treated as votes cast and, therefore, will not be counted for purposes of determining whether the matters to be voted upon at the Meeting have been approved.

How do I ensure my vote is accurately recorded?

         You may attend the Meeting and vote in person. You may also vote by completing and signing the attached proxy card and mailing it in the enclosed postage paid envelope. A proxy card is, in essence, a ballot. If you simply sign and date the proxy but give no voting instructions, your shares will be voted in favor of the Plan and in accordance with the views of management upon any unexpected matters that come before the Meeting or adjournment of the Meeting. You may also vote your shares by phone at ___-___-____. If votes are recorded by telephone, the State Funds or their agents will use procedures designed to authenticate shareholders' identities, to allow shareholders to authorize the voting of their shares in accordance with their instructions, and to confirm that shareholders' instructions have been properly recorded. Internet voting is also available at www._________.

Can I revoke my proxy?

         You may revoke your proxy at any time before it is voted by sending a written notice to the Trust expressly revoking your proxy, by signing and forwarding to the Trust a later-dated proxy, or by attending the Meeting and voting in person.

What other matters will be voted upon at the Meeting?

         The Board of Trustees of each Trust does not intend to bring any matters before the Meeting other than that described in this proxy. It is not aware of any other matters to be brought before the Meeting by others. If any other matter legally comes before the Meeting, proxies for which discretion has been granted will be voted in accordance with the views of management.

Who is entitled to vote?

         Only shareholders of record of each State Fund at the close of business on May 30, 2001 (the "Record Date") will be entitled to vote at the Meeting. As of the Record Date, each of the State Funds had the number of shares issued and outstanding listed below:



Fund Name                                          Total Shares Outstanding

Iowa Fund                                          [Delaware to provide]
Kansas Fund
Montana Fund
New Jersey Fund
New Mexico Fund
North Dakota Fund
Wisconsin Fund

What other solicitations will be made?

         Each State Fund will request broker-dealer firms, custodians, nominees and fiduciaries to forward proxy material to the beneficial owners of the shares of record. The State Funds may reimburse broker-dealer firms, custodians, nominees and fiduciaries for their reasonable expenses incurred in connection with such proxy solicitation. In addition to solicitations by mail, officers and employees of the each Trust, without extra pay, may conduct additional solicitations by telephone, telegraph and personal interviews. The Trusts may engage a proxy solicitation firm to solicit proxies from brokers, banks, other institutional holders and individual shareholders. The costs of any such additional solicitation and of any adjourned session will be $4,500. The costs of any such additional solicitation and of any adjourned session will be shared by the following parties in the percentages indicated: 25% by the State Fund, 25% by the USA Fund, and 50% by the Manager.

Are there dissenters' rights?

         Shareholders of the State Funds will not be entitled to any "dissenters' rights" since the proposed Transaction involves two open-end investment companies registered under the 1940 Act (commonly called mutual funds). Although no dissenters' rights may be available, you have the right to redeem your shares at Net Asset Value until the Closing Date. After the Closing Date, you may redeem your State Fund shares or exchange them into shares of certain other funds in the Delaware Investments Family of Funds, subject to the terms of the prospectus of the fund whose shares are being acquired.


                         INFORMATION ABOUT THE USA FUND

         Information about the USA Fund is included in the USA Fund Prospectus, which is attached to and considered a part of this Proxy Statement/Prospectus. Additional information about the USA Fund is included in it's Statement of Additional Information dated October 30, 2000 and the Statement of Additional Information dated [May 31], 2001 (relating to this Prospectus/Proxy Statement), each of which is incorporated by reference herein. You may request free copies of the Statements of Additional Information, which have been filed with the SEC, by calling 1-800-523-1918 or by writing to the USA Fund at Attention: Account Services, 1818 Market Street, Philadelphia, PA 19103-3682.

         This Prospectus/Proxy Statement, which constitutes part of a Registration Statement filed by the USA Fund with the SEC under the Securities Act of 1933, as amended, omits certain of the information contained in the Registration Statement. Reference is hereby made to the Registration Statement and to the exhibits thereto for further information with respect to the USA Fund and the shares it offers. Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable document filed with the SEC.

                        INFORMATION ABOUT THE STATE FUNDS

         Information about each State Fund is included in each State Fund's current Prospectus, Annual Report to Shareholders, Statement of Additional Information, and the Statement of Additional Information dated [May 31], 2001 (relating to this Proxy Statement/Prospectus), each of which is incorporated by reference herein. You may request free copies of these documents, which have been filed with the SEC, by calling 1-800-523-1918 or by writing to the State Funds at Attention: Account Services, 1818 Market Street, Philadelphia, PA 19103-3682.

                           INFORMATION ABOUT EACH FUND

         The Funds file proxy materials, reports, and other information with the SEC in accordance with the informational requirements of the 1934 Act and the 1940 Act. These materials can be inspected and copied at the public reference facilities maintained by the SEC or obtained at prescribed rates at the address listed in the previous section or from the SEC's Internet site, http:\\www.sec.gov. To request information regarding the Funds, you may also send an e-mail to the SEC at publicinfo@sec.gov.

                           PRINCIPAL HOLDERS OF SHARES

         On the Record Date, the officers and Trustees of each Trust, as a group, owned less than 1% of the outstanding voting shares of each class of each State Fund.

         To the best knowledge of the State Funds, as of the Record Date, no person, except as set forth in the table below, owned of record 5% or more of the outstanding shares of any class of any State Fund. The State Funds have no knowledge of beneficial ownership.


Fund/Class          Name and Address of Account       Share Amount    Percentage
--------------------------------------------------------------------------------

                                [TO BE INSERTED]


         On the Record Date, the officers and trustees of the Company, as a group, owned less than 1% of the outstanding voting shares of each class of the USA Fund.

         To the best knowledge of the USA Fund, as of the Record Date, no person, except as set forth in the table below, owned of record 5% or more of the outstanding voting shares of each class of the USA Fund. The USA Fund has no knowledge of beneficial ownership.

Fund/Class          Name and Address of Account       Share Amount    Percentage
--------------------------------------------------------------------------------

                                [TO BE PROVIDED]

               EXHIBITS TO COMBINED PROXY STATEMENT AND PROSPECTUS

Exhibit

   A Form of Plan of Reorganization between each State Fund's Trust (on behalf of the State Fund) and Delaware Group Tax-Free Fund (on behalf of Delaware Tax-Free USA Fund)

   B       Prospectus of Delaware Tax-Free USA Fund, dated October 30, 2000

   C Annual Report to Shareholders of Delaware Tax-Free USA Fund, for fiscal year ended August 31, 2000

EXHIBIT A


                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION


                  AGREEMENT AND PLAN OF REORGANIZATION, made as of this ___ day of ________ 2001, by and between Delaware Group [ ] (the "[Surviving] Trust"), a business trust created under the laws of the State of Delaware, with its principal place of business at 3400 One Commerce Square, Philadelphia, Pennsylvania 19103, on behalf of its series, Delaware [] Fund ("[Surviving] Fund"), and [Delaware Group/Voyageur] [ ] [Fund/Trust] (the "[Target] Trust"), a business trust created under the laws of the State of Delaware, with its principal place of business also at One Commerce Square, 34th Floor, Philadelphia, Pennsylvania 19103, on behalf of its series Delaware [ ] Fund ("[Target] Fund") .

                             PLAN OF REORGANIZATION

                  The reorganization (hereinafter referred to as the "Plan of Reorganization") will consist of (i) the acquisition by the [Surviving] Trust on behalf of the [Surviving] Fund of substantially all of the property, assets and goodwill of the [Target] Fund in exchange solely for shares of beneficial interest, no par value, of the [Surviving] Fund - Class A ("[Surviving] Fund Class A Shares"), shares of beneficial interest, no par value, of the [Surviving] Fund - Class B ("[Surviving] Fund Class B Shares"), [and] shares of beneficial interest, no par value, of the [Surviving] Fund - Class C shares ("[Surviving] Fund Class C Shares"), [and shares of beneficial interest, no par value of the [Surviving] Fund -- Institutional Class ("[Surviving] Fund Institutional Class Shares")], and the assumption by the [Surviving] Trust on behalf of the [Surviving] Fund of all of the liabilities of the [Target] Fund;
(ii) the distribution of (a) [Surviving] Fund Class A shares to the shareholders of [Target] Fund - Class A Shares ("[Target] Fund Class A Shares"), (b) [Surviving] Fund Class B Shares to the shareholders of [Target] Fund - Class B Shares ("[Target] Fund Class B Shares"), [and] (c) [Surviving] Fund Class C Shares to the shareholders of [Target] Fund -- Class C Shares ("[Target] Fund Class C Shares") [, and (d) [Surviving] Fund Institutional Class Shares to the shareholders of [Target] Fund - Institutional Class Shares ("[Target] Fund Institutional Class Shares")], according to their respective interests in complete liquidation of the [Target] Fund; and (iii) the dissolution of the [Target] Fund as soon as practicable after the closing (as referenced in Section 3, hereof, hereinafter called the "Closing"), all upon and subject to the terms and conditions of this Agreement and Plan of Reorganization ("Agreement") hereinafter set forth.

                                    AGREEMENT

                  In order to consummate the Plan of Reorganization and in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

         1. Sale and Transfer of Assets and Liabilities, Liquidation and Dissolution of the [Target] Fund

                  (a) Subject to the terms and conditions of this Agreement, and in reliance on the representations and warranties of the [Surviving] Trust herein contained, and in consideration of the delivery by the [Surviving] Trust of the number of its shares of beneficial interest of the [Surviving] Fund hereinafter provided, the [Target] Trust, on behalf of the [Target] Fund, agrees that it will sell, convey, transfer and deliver to the [Surviving] Trust, on behalf of the [Surviving] Fund, at the Closing provided for in Section 3, all of the liabilities, debts, obligations and duties of any nature, whether accrued, absolute, contingent or otherwise ("Liabilities") and the assets of the [Target] Fund as of the close of business (which hereinafter shall be, unless otherwise noted, the regular close of business of the New York Stock Exchange, Inc. ("NYSE")) ("Close of Business") on the valuation date (as defined in Section 3 hereof, hereinafter called the "Valuation Date"), free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders' rights of redemption and such restrictions as might arise under the Securities Act of 1933, as amended (the "1933 Act"), with respect to privately placed or otherwise restricted securities that the [Target] Fund may have acquired in the ordinary course of business), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary (1) to pay the [Target] Fund's costs and expenses of carrying out this Agreement (including, but not limited to, fees of counsel and accountants, and expenses of its liquidation and dissolution contemplated hereunder), which costs and expenses shall be established on the books of the [Target] Fund as liability reserves, (2) to discharge all of the [Target] Fund's Liabilities on its books at the Close of Business on the Valuation Date including, but not limited to, its income dividends and capital gains distributions, if any, payable for any period prior to, and through, the Close of Business on the Valuation Date, and excluding those liabilities and obligations that would otherwise be discharged at a later date in the ordinary course of business, and (3) to pay such contingent liabilities as the trustees of the [Target] Trust shall reasonably deem to exist against the [Target] Fund, if any, at the Close of Business on the Valuation Date, for which contingent and other appropriate liability reserves shall be established on the books of the [Target] Fund (hereinafter "Net Assets"). The [Target] Trust, on behalf of the [Target] Fund, shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the Close of Business on the Valuation Date. The [Target] Trust agrees to use commercially reasonable efforts to identify all of the [Target] Fund's Liabilities prior to the Valuation Date and to discharge all such known Liabilities on or prior to the Valuation Date.

                  (b) Subject to the terms and conditions of this Agreement, and in reliance on the representations and warranties of the [Target] Trust herein contained, and in consideration of such sale, conveyance, transfer, and delivery, the [Surviving] Trust agrees at the Closing to assume the Liabilities, on behalf of the [Surviving] Fund, and to deliver to the [Target] Fund: (i) the number of [Surviving] Fund Class A Shares, determined by dividing the net asset value per share of [Surviving] Fund Class A Shares as of the Close of Business on the Valuation Date by the net asset value per share of [Target] Fund Class A Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding shares of the [Target] Fund Class A Shares as of Close of Business on the Valuation Date; (ii) the number of [Surviving] Fund Class B Shares, determined by dividing the net asset value per share of [Surviving] Fund Class B Shares as of Close of Business on the Valuation Date by the net asset value per share of [Target] Fund Class B Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding shares of [Target] Fund Class B Shares as of Close of Business on the Valuation Date; [and] (iii) the number of [Surviving] Fund Class C Shares, determined by dividing the net asset value per share of [Surviving] Fund Class C Shares as of Close of Business on the Valuation Date by the net asset value per share of [Target] Fund Class C Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding shares of [Target] Fund Class C Shares as of Close of Business on the Valuation Date [.][; and (iv) the number of [Surviving] Fund Institutional Class Shares, determined by dividing the net asset value per share of [Surviving] Fund Institutional Class Shares as of Close of Business on the Valuation Date by the net asset value per share of [Target] Fund Institutional Class Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding shares of [Target] Fund Institutional Class Shares as of Close of Business on the Valuation Date.] All such values shall be determined in the manner and as of the time set forth in Section 2 hereof.

                  (c) As soon as practicable following the Closing, the [Target] Fund shall dissolve and distribute pro rata to its shareholders of record as of the Close of Business on the Valuation Date, the shares of beneficial interest of the [Surviving] Fund received by the [Target] Fund pursuant to this Section
1. Such dissolution and distribution shall be accomplished by the establishment of accounts on the share records of the [Surviving] Fund of the type and in the amounts due such shareholders pursuant to this Section 1 based on their respective holdings of shares of the [Target] Fund as of the Close of Business on the Valuation Date. Fractional shares of beneficial interest of the [Surviving] Fund shall be carried to the third decimal place. No certificates representing shares of beneficial interest of the [Surviving] Fund will be issued to shareholders of the [Target] Fund Shares irrespective of whether such shareholders hold their shares in certificated form.

                  [If certificates are outstanding add the following:

                  (d) At the Closing, each shareholder of record of the [Target] Trust shall be entitled to surrender the same to the transfer agent for the [Surviving] Trust and request in exchange therefor a certificate or certificates representing the number of whole shares of beneficial interest of the class of [Surviving] Fund shares into which the corresponding shares of beneficial interest of the [Target] Fund theretofore represented by the certificate or certificates so surrendered shall have been converted. Certificates for fractional shares of beneficial interest of the [Surviving] Trust shall not be issued, but such fractional shares shall continue to be carried by the [Surviving] Trust in book entry form for the account of such shareholder. Until so surrendered, each outstanding certificate, which, prior to Closing, represented shares of beneficial interest of the [Target] Fund, shall be deemed for all [Surviving] Fund purposes to evidence ownership of the number of shares of beneficial interest of the [Surviving] Fund into which the shares of beneficial interest of the [Target] Fund (which prior to Closing were represented thereby) have been converted.]

                  (e) At the Closing, each shareholder of record of the [Target] Fund as of the record date (the "Distribution Record Date") with respect to any unpaid dividends and other distributions that were declared prior to the Closing, including any dividend or distribution declared pursuant to Section 9(e) hereof, shall have the right to receive such unpaid dividends and distributions with respect to the shares of the [Target] Fund that such person had on such Distribution Record Date.

         2.       Valuation

                  (a) The value of the [Target] Fund's Net Assets to be acquired by the [Surviving] Fund hereunder shall be computed as of Close of Business on the Valuation Date using the valuation procedures set forth in the [Target] Fund's currently effective prospectus and statement of additional information.

                  (b) The net asset value of a share of beneficial interest of the [Surviving] Fund Class A Shares, [Surviving] Fund Class B Shares, [and] [Surviving] Fund Class C Shares [, and [Surviving] Fund Institutional Class Shares] shall be determined to the nearest full cent as of the Close of Business on the Valuation Date using the valuation procedures set forth in the [Surviving] Fund's currently effective prospectus and statement of additional information.

                  (c) The net asset value of a share of beneficial interest of the [Target] Fund Class A Shares, [Target] Fund Class B Shares, [and] [Target] Fund Class C Shares [, and [Target] Fund Institutional Class Shares] shall be determined to the nearest full cent as of the Close of Business on the Valuation Date, using the valuation procedures as set forth in the [Target] Fund's currently effective prospectus and statement of additional information.

         3.       Closing and Valuation Date

                  The Valuation Date shall be July 19, 2001, or such later date as the parties may mutually agree. The Closing shall take place at the principal office of the [Surviving] Trust, 3400 One Commerce Square, Philadelphia, Pennsylvania 19103 at approximately 9:00 a.m. Eastern time on the first business day following the Valuation Date. Notwithstanding anything herein to the contrary, in the event that on the Valuation Date (a) the NYSE shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the [Surviving] Trust or [Target] Trust, accurate appraisal of the value of the net assets of the [Target] Fund or the [Surviving] Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net assets of the [Target] Fund and the [Surviving] Fund is practicable in the judgment of the [Surviving] Trust and [Target] Trust. The [Target] Trust shall have provided for delivery as of the Closing of those Net Assets of the [Target] Fund to be transferred to the [Surviving Fund's] Custodian, [Mellon Bank, N.A., One Mellon Center, Pittsburgh, PA 15258] [The Chase Manhattan Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245] [Norwest Bank Minnesota, N.A., Sixth Street & Marquette Avenue, Minneapolis, MN 55402]. Also, the [Target] Trust shall deliver at the Closing a list of names and addresses of the shareholders of record of its [Target] Fund Shares, and the number of shares of beneficial interest of such classes owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, all as of the Close of Business on the Valuation Date, certified by its transfer agent, or by its President or Vice-President to the best of their knowledge and belief. The [Surviving] Trust shall issue and deliver a certificate or certificates evidencing the shares of the [Surviving] Fund to be delivered at the Closing to said transfer agent registered in such manner as the [Target] Trust may request, or provide evidence satisfactory to the [Target] Trust that such shares of beneficial interest of the [Surviving] Fund have been registered in an open account on the books of the [Surviving] Fund in such manner as the [Target] Trust may request.

         4.       Representations and Warranties by the [Target] Trust

                  The [Target] Trust represents and warrants to the [Surviving] Trust that:

                  (a) The [Target] Trust is a business trust created under the laws of the [State of Delaware] [Commonwealth of Massachusetts] on [December 17, 1998] [September 17, 1991], and is validly existing and in good standing under the laws of that [State] [Commonwealth]. The [Target] Trust, of which the [Target] Fund is a [diversified] [non-diversified] separate series, is duly registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. Such registration is in full force and effect as of the date hereof and will be in full force and effect as of the Closing and all of its shares sold have been sold pursuant to an effective registration statement filed under the 1933 Act, except for any shares sold pursuant to the private offering exemption for the purpose of raising initial capital.

                  (b) The [Target] Trust is authorized to issue an unlimited number of shares of beneficial interest of the [Target] Fund, without par value. Each outstanding share of the [Target] Fund is duly and validly issued, fully paid, non-assessable and has full voting rights and, except for any such shares sold pursuant to the private offering exemption for purposes of raising initial capital, is fully transferable.

                  (c) The financial statements appearing in the [Target] Fund Annual Report to Shareholders for the fiscal year ended [February 28/April 30, 2001] [July 31/August 31/October 31/November 30, 2000], audited by Ernest & Young, LLP, copies of which have been delivered to the [Surviving] Trust, fairly present the financial position of the [Target] Fund as of the date indicated, and the results of its operations for the period indicated, in conformity with generally accepted accounting principles applied on a consistent basis.

                  (d) The books and records of the [Target] Fund made available to the [Surviving] Trust and/or its counsel are true and correct in all material respects and contain no material omissions with respect to the business and operations of the [Target] Fund.

                  (e) The statement of assets and liabilities to be furnished by the [Target] Trust as of the Close of Business on the Valuation Date for the purpose of determining the number of shares of beneficial interest of the [Surviving] Fund to be issued pursuant to Section 1 hereof will accurately reflect the Net Assets of the [Target] Fund and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

                  (f) At the Closing, it will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (e) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

                  (g) The [Target] Trust has the necessary power and authority to conduct its business and the business of the [Target] Fund as such businesses are now being conducted.

                  (h) The [Target] Trust is not a party to or obligated under any provision of its Agreement and Declaration of Trust, By-Laws, or any material contract or any other material commitment or obligation, and is not subject to any order or decree that would be violated by its execution of or performance under this Agreement and Plan of Reorganization.

                  (i) The [Target] Trust has full power and authority to enter into and perform its obligations under this Agreement, subject to approval of the Plan of Reorganization by the [Target] Fund's shareholders. Except as provided in the immediately preceding sentence, the execution, delivery and performance of this Agreement have been duly and validly authorized, executed and delivered by it, and this Agreement constitutes its legal, valid and binding obligation enforceable against it in accordance with its terms, subject as to enforcement to the effect of bankruptcy, insolvency, reorganization, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor's rights and to general equity principles.

                  (j) Neither the [Target] Trust nor the [Target] Fund is under the jurisdiction of a Court in a Title 11 or similar case within the meaning of
Section 368(a)(3)(A) of the Internal Revenue Code of 1986, as amended (the "Code").

                  (k) The [Target] Trust does not have any unamortized or unpaid organizational fees or expenses.

                  (l) The [Target] Fund has since its inception satisfied, will at the Closing satisfy, and consummation of the transactions contemplated by this Agreement will not cause it to fail to satisfy, for any period, the requirements of Subchapter M of the Code relating to qualification as a regulated investment company.


         5.       Representations and Warranties by the [Surviving] Trust

                  The [Surviving] Trust represents and warrants to the [Target] Trust that:

                  (a) The [Surviving] Trust is a business trust created under the laws of the State of Delaware on December 17, 1998, and is validly existing and in good standing under the laws of that State. The [Surviving] Trust, of which the [Surviving] Fund is a [diversified] [non-diversified] separate series of shares, is duly registered under the 1940 Act, as an open-end, management investment company, such registration is in full force and effect as of the date hereof or will be in full force and effect as of the Closing and all of its shares sold have been sold pursuant to an effective registration statement filed under the 1933 Act, except for any shares sold pursuant to the private offering exemption for the purpose of raising initial capital.

                  (b) The [Surviving] Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of the [Surviving] Fund. Each outstanding share of the [Surviving] Fund is fully paid, non-assessable and has full voting rights and, except for any shares sold pursuant to the private offering exemption for purposes of raising initial capital, is fully transferable. The shares of beneficial interest of the [Surviving] Fund to be issued pursuant to Section 1 hereof will, upon their issuance, be duly and validly issued and fully paid and non-assessable, fully transferable and have full voting rights.

                  (c) At the Closing, each class of shares of beneficial interest of the [Surviving] Fund to be issued pursuant to this Agreement will be eligible for offering to the public in those states of the United States and jurisdictions in which the corresponding class of shares of the [Target] Fund are presently eligible for offering to the public, and there are an unlimited number of shares registered under the 1933 Act such that there is a sufficient number of such shares to permit the transfers contemplated by this Agreement to be consummated.

                  (d) The statement of assets and liabilities of the [Surviving] Fund to be furnished by the [Surviving] Trust as of the Close of Business on the Valuation Date for the purpose of determining the number of shares of beneficial interest of the [Surviving] Fund to be issued pursuant to Section 1 hereof will accurately reflect the net assets of the [Surviving] Fund and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

                  (e) At the Closing, the [Surviving] Trust will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (d) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

                  (f) The [Surviving] Trust has the necessary power and authority to conduct its business and the business of the [Surviving] Fund as such businesses are now being conducted.

                  (g) The [Surviving] Trust is not a party to or obligated under any provision of its Agreement and Declaration of Trust, By-Laws, or any material contract or any other material commitment or obligation, and is not subject to any order or decree that would be violated by its execution of or performance under this Agreement.

                  (h) The [Surviving] Trust has full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement have been duly and validly authorized, executed and delivered by it, and this Agreement constitutes its legal, valid and binding obligation enforceable against it in accordance with its terms, subject to enforcement to the effect of bankruptcy, insolvency reorganization, arrangements among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditors rights and to general equity principles.

                  (i) Neither the [Surviving] Trust nor the [Surviving] Fund is under the jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

                  (j) The books and records of the [Surviving] Fund made available to the [Target] Trust and/or its counsel are true and correct in all material respects and contain no material omissions with respect to the business and operations of the [Surviving] Fund.

                  (k) The [Surviving] Fund has since its inception satisfied, will at the Closing satisfy, and consummation of the transactions contemplated by this Agreement will not cause it to fail to satisfy, for any period, the requirements of Subchapter M of the Code relating to qualification as a regulated investment company.

         6. Representations and Warranties by the [Target] Trust and the [Surviving] Trust

                  The [Target] Trust and the [Surviving] Trust each represents and warrants to the other that:

                  (a) There are no legal, administrative or other proceedings or investigations against it, or, to its knowledge, threatened against it, that would materially affect its financial condition or its ability to consummate the transactions contemplated by this Agreement. It is not charged with or, to its knowledge, threatened with, any violation or investigation of any possible violation of any provisions of any federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

                  (b) There are no known actual or proposed deficiency assessments with respect to any taxes payable by it.

                  (c) It has duly and timely filed, on behalf of the [Target] Fund or the [Surviving] Fund, as appropriate, all Tax (as defined below) returns and reports (including information returns), which are required to be filed by such [Target] Fund or [Surviving] Fund, and all such returns and reports accurately state the amount of Tax owed for the periods covered by the returns, or, in the case of information returns, the amount and character of income required to be reported by such [Target] Fund or [Surviving] Fund. On behalf of the [Target] Fund or the [Surviving] Fund, as appropriate, it has paid or made provision and properly accounted for all Taxes (as defined below) due or properly shown to be due on such returns and reports. The amounts set up as provisions for Taxes in the books and records of the [Target] Fund or [Surviving] Fund, as appropriate, as of the Close of Business on the Valuation Date will, to the extent required by generally accepted accounting principles, be sufficient for the payment of all Taxes of any kind, whether accrued, due, absolute, contingent or otherwise, which were or which may be payable by the [Target] Fund or [Surviving] Fund, as appropriate, for any periods or fiscal years prior to and including the Close of Business on the Valuation Date, including all Taxes imposed before or after the Close of Business on the Valuation Date that are attributable to any such period or fiscal year. No return filed by it, on behalf of the [Target] Fund or [Surviving] Fund, as appropriate, is currently being audited by the Internal Revenue Service or by any state or local taxing authority. As used in this Agreement, "Tax" or "Taxes" means all federal, state, local and foreign (whether imposed by a country or political subdivision or authority thereunder) income, gross receipts, excise, sales, use, value added, employment, franchise, profits, property, ad valorem or other taxes, stamp taxes and duties, fees, assessments or charges, whether payable directly or by withholding, together with any interest and any penalties, additions to tax or additional amounts imposed by any taxing authority (foreign or domestic) with respect thereto. To its knowledge, there are no levies, liens or encumbrances relating to Taxes existing, threatened or pending with respect to the assets of the [Target] Fund or [Surviving] Fund, as appropriate.

                  (d) All information provided to the [Target] Trust by the [Surviving] Trust, and by the [Target] Trust to the [Surviving] Trust, for inclusion in, or transmittal with, the Combined Proxy Statement and Prospectus with respect to this Agreement pursuant to which approval of the [Target] shareholders will be sought, shall not contain any untrue statement of a material fact, or omit to state a material fact required to be stated in order to make the statements made therein, in light of the circumstances under which they were made, not misleading.

                  (e) Except in the case of the [Target] Trust with respect to the approval of the [Target] Fund's shareholders of the Agreement, no consent, approval, authorization or order of any court or governmental authority, or of any other person or entity, is required for the consummation of the transactions contemplated by this Agreement, except as may be required by the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act, or state securities laws or [Delaware] [Massachusetts] business trust laws (including, in the case of each of the foregoing, the rules and regulations thereunder).

         7.       Covenants of the [Target] Trust

                  (a) The [Target] Trust covenants to operate business of the [Target] Fund as presently conducted between the date hereof and the Closing.

                  (b) The [Target] Trust undertakes that the [Target] Fund will not acquire the shares of beneficial interest of the [Surviving] Fund for the purpose of making distributions thereof other than to the [Target] Fund's shareholders.

                  (c) The [Target] Trust covenants that by the Closing, all of the [Target] Fund's federal and other Tax returns and reports required by law to be filed on or before such date shall have been filed and all federal and other Taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such Taxes.

                  (d) The [Target] Trust will at the Closing provide the [Surviving] Trust with:

                      (1) A statement of the respective tax basis of all investments to be transferred by the [Target] Fund to the [Surviving] Fund.

                      (2) A copy of the shareholder ledger accounts for all of the shareholders of record of the [Target] Fund's shares as of the Close of Business on the Valuation Date, who are to become holders of the [Surviving] Fund as a result of the transfer of assets that is the subject of this Agreement, certified by its transfer agent or its President or its Vice-President to the best of their knowledge and belief.

                  (e) The [Target] Trust agrees to mail to each shareholder of record entitled to vote at the meeting of shareholders at which action on this Agreement is to be considered, in sufficient time to comply with requirements as to notice thereof, a Combined Proxy Statement and Prospectus that complies in all material respects with the applicable provisions of Section 14(a) of the 1934 Act, and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

                  (f) The [Target] Trust shall supply to the [Surviving] Trust, at the Closing, the statement of the assets and liabilities described in Section 4(e) of this Agreement in conformity with the requirements described in such Section.

         8.       Covenants of the [Surviving] Trust

                  (a) The [Surviving] Trust covenants that the shares of beneficial interest of the [Surviving] Fund to be issued and delivered to the [Target] Fund pursuant to the terms of Section 1 hereof shall have been duly authorized as of the Closing and, when so issued and delivered, shall be registered under the 1933 Act, duly and validly issued, and fully paid and non-assessable, and no shareholder of the [Surviving] Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof.

                  (b) The [Surviving] Trust covenants to operate the business of the [Surviving] Fund as presently conducted between the date hereof and the Closing.

                  (c) The [Surviving] Trust covenants that by the Closing, all of the [Surviving] Fund's federal and other tax returns and reports required by law to be filed on or before such date shall have been filed and all federal and other taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes.

                  (d) The [Surviving] Trust shall supply to the [Target] Trust, at the Closing, the statement of assets and liabilities described in Section 5(d) of this Agreement in conformity with the requirements described in such Section.

                  (e) The [Surviving] Trust will file with the United States Securities and Exchange Commission (the "Commission") a Registration Statement on Form N-14 under the 1933 Act ("Registration Statement"), relating to the shares of beneficial interest of the [Surviving] Fund issuable hereunder, and will use its best efforts to provide that such Registration Statement becomes effective as promptly as practicable. At the time such Registration Statement becomes effective, it (i) will comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act, and the rules and regulations promulgated thereunder; and (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the Registration Statement becomes effective, at the time of the [Target] Fund's shareholders' meeting, and at the Closing, the prospectus and statement of additional information included in the Registration Statement will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

         9. Conditions Precedent to be Fulfilled by the [Target] Trust and the [Surviving] Trust

                  The obligations of the [Target] Trust and the [Surviving] Trust to effectuate this Agreement and the Plan of Reorganization hereunder shall be subject to the following respective conditions:

                  (a) That (1) all the representations and warranties of the other party contained herein shall be true and correct in all material respects as of the Closing with the same effect as though made as of and at such date;
(2) the other party shall have performed all obligations required by this Agreement to be performed by it at or prior to the Closing; and (3) the other party shall have delivered to such party a certificate signed by the President or Vice-President and by the Secretary or equivalent officer to the foregoing effect.

                  (b) That the other party shall have delivered to such party a copy of the resolutions approving this Agreement adopted by the other party's Board of Trustees, certified by the Secretary or equivalent officer.

                  (c) That the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted nor threatened to institute any proceeding seeking to enjoin the consummation of the reorganization contemplated hereby under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall be instituted or threatened that would materially and adversely affect the financial condition of either party or would prohibit the transactions contemplated hereby.

                  (d) That this Agreement and the Plan of Reorganization and the transactions contemplated hereby shall have been approved by the appropriate action of the shareholders of the [Target] Fund at an annual or special meeting or any adjournment thereof.

                  (e) That the [Target] Fund shall have declared a distribution or distributions prior to the Valuation Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its ordinary income and all of its capital gain net income, if any, for the period from the close of its last fiscal year to the Close of Business on the Valuation Date, and (ii) any undistributed ordinary income and capital gain net income from any prior period. Capital gain net income has the meaning given such term by Section 1222(9) of the Code.

                  (f) That prior to or at the Closing, the [Target] Trust and the [Surviving] Trust shall receive an opinion from Stradley, Ronon, Stevens & Young, LLP ("SRSY") to the effect that, provided the acquisition contemplated hereby is carried out in accordance with this Agreement and in accordance with customary representations provided by the [Target] Trust and the [Surviving] Trust in certificates delivered to SRSY:

                           (1) The acquisition by the [Surviving] Fund of
                  substantially all of the assets and the assumption of the liabilities of the [Target] Fund in exchange solely for the [Surviving] Fund shares to be issued pursuant to Section 1 hereof, followed by the distribution by the [Target] Fund to its shareholders of the [Surviving] Fund shares in complete liquidation of the [Target] Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the [Surviving] Fund and the [Target] Fund will each be a "party to the reorganization" within the meaning of
                  Section 368(b) of the Code;

                           (2) No gain or loss will be recognized by the
                  [Target] Fund upon the transfer of substantially all of its assets to and the assumption of the liabilities by the [Target] Fund in exchange solely for the voting shares of the [Surviving] Fund (to be issued in accordance with Section 1 hereof) under to Section 361(a) and Section 357(a) of the Code;

                           (3) No gain or loss will be recognized by the
                  [Surviving] Fund upon the receipt by it of substantially all of the assets and the assumption of the liabilities of the [Target] Fund in exchange solely for the voting shares of the [Surviving] Fund (to be issued in accordance with Section 1 hereof) under Section 1032(a) of the Code;

                           (4) No gain or loss will be recognized by the
                  [Target] Fund upon the distribution of the [Surviving] Fund shares to the [Target] Fund shareholders in accordance with
                  Section 1 hereof in liquidation of the [Target] Fund under
                  Section 361(c)(1) of the Code.

                           (5) The basis of the assets of the [Target] Fund
                  received by the [Surviving] Fund will be the same as the basis of such assets to the [Target] Fund immediately prior to the exchange under Section 362(b) of the Code;

                           (6) The holding period of the assets of the [Target]
                  Fund received by the [Target] Fund will include the period during which such assets were held by the [Target] Fund under
                  Section 1223(2) of the Code;

                           (7) No gain or loss will be recognized by the
                  shareholders of the [Target] Fund upon the exchange of their shares in the [Target] Fund for the voting shares (including fractional shares to which they may be entitled) of the [Surviving] Fund (to be issued in accordance with Section 1 hereof) under Section 354(a) of the Code;

                           (8) The basis of the [Surviving] Fund shares received
                  by the [Target] Fund shareholders in accordance with Section 1 hereof (including fractional shares to which they may be entitled) will be the same as the basis of the shares of the [Target] Fund exchanged therefor under Section 358(a)(1) of the Code;

                           (9) The holding period of the [Surviving] Fund's
                  shares received by the [Target] Fund's shareholders in accordance with Section 1 hereof (including fractional shares to which they may be entitled) will include the holding period of the [Target] Fund's shares surrendered in exchange therefor, provided that the [Target] Fund shares were held as a capital asset on the date of the Reorganization under
                  Section 1223(l) of the Code; and

                           (10) The [Surviving] Fund will succeed to and take
                  into account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the regulations issued by the United States Treasury (the "Treasury Regulations")) the items of the [Target] Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code, and the Treasury Regulations.

                   (g) That the [Surviving] Trust shall have received an opinion in form and substance reasonably satisfactory to it from SRSY, counsel to the [Target] Trust, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor's rights and to general equity principles:

                           (1) The [Target] Trust was created as a business
                  trust under the laws of the [State of Delaware] [Commonwealth of Massachusetts] on [December 17, 1998] [September 17, 1991], and is validly existing and in good standing under the laws of the [State of Delaware] [Commonwealth of Massachusetts];

                           (2) The [Target] Trust is authorized to issue an
                  unlimited number of shares of beneficial interest, without par value, of the [Target] Trust and of the [Target] Fund. Assuming that the initial shares of beneficial interest of the [Target] Fund were issued in accordance with the 1940 Act, and the Agreement and Declaration of Trust and By-Laws of the [Target] Trust, and that all other such outstanding shares of the [Target] Fund were sold, issued and paid for in accordance with the terms of the [Target] Fund prospectus in effect at the time of such sales, each such outstanding share is duly and validly issued, fully paid, non-assessable, and except for any shares sold pursuant to the private offering exemption for purposes of raising initial capital, is fully transferable and has full voting rights;

                           (3) The [Target] Trust is an open-end, investment
                  company of the management type registered as such under the 1940 Act;

                           (4) Except as disclosed in the [Target] Fund's
                  currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against the [Target] Trust, the unfavorable outcome of which would materially and adversely affect the [Target] Trust or the [Target] Fund;

                           (5) To such counsel's knowledge, no consent,
                  approval, authorization or order of any court, governmental authority or agency is required for the consummation by the [Target] Trust of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and [Delaware] [Massachusetts] laws (including, in the case of each of the foregoing, the rules and regulations thereunder) and such as may be required under state securities laws;

                           (6) Neither the execution, delivery nor performance
                  of this Agreement by the [Target] Trust violates any provision of its Agreement and Declaration of Trust, its By-Laws, or the provisions of any agreement or other instrument, known to such counsel to which the [Target] Trust is a party or by which the [Target] Trust is otherwise bound; and

                           (7) This Agreement has been duly and validly
                  authorized, executed and delivered by the [Target] Trust and represents the legal, valid and binding obligation of the [Target] Trust and is enforceable against the [Target] Trust in accordance with its terms.

                  In giving the opinions set forth above, SRSY may state that it is relying on certificates of the officers of the [Target] Trust with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of the [Target] Trust.

                  (h) That the [Target] Trust shall have received an opinion in form and substance reasonably satisfactory to it from SRSY, counsel to the [Surviving] Trust, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor's rights and to general equity principles:

                           (1) The [Surviving] Trust was created as a business
                  trust under the laws of the State of Delaware on December 17, 1998, and is validly existing and in good standing under the laws of the State of Delaware;

                           (2) The [Surviving] Trust is authorized to issue an
                  unlimited number of shares of beneficial interest, without par value. Assuming that the initial shares of beneficial interest of the [Surviving] Fund were issued in accordance with the 1940 Act and the [Surviving] Trust's Agreement and Declaration of Trust and By-Laws, and that all other such outstanding shares of the [Surviving] Fund were sold, issued and paid for in accordance with the terms of the [Surviving] Fund's prospectus in effect at the time of such sales, each such outstanding share is duly and validly issued, fully paid, non-assessable, freely transferable and has full voting rights;

                           (3) The [Surviving] Trust is an open-end investment
                  company of the management type registered as such under the 1940 Act;

                           (4) Except as disclosed in the [Surviving] Fund's
                  currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against the [Surviving] Trust, the unfavorable outcome of which would materially and adversely affect the [Surviving] Trust or the [Surviving] Fund;

                           (5) The shares of beneficial interest of the
                  [Surviving] Fund to be issued pursuant to the terms of Section 1 hereof have been duly authorized and, when issued and delivered as provided in this Agreement, will have been duly and validly issued and fully paid and will be non-assessable by the [Surviving] Trust or the [Surviving] Fund, and to such counsel's knowledge, no shareholder has any preemptive right to subscription or purchase in respect thereof;

                           (6) To such counsel's knowledge, no consent,
                  approval, authorization or order of any court, governmental authority or agency is required for the consummation by the [Surviving] Trust of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and Delaware laws (including, in the case of each of the foregoing, the rules and regulations thereunder and such as may be required under state securities laws);

                           (7) Neither the execution, delivery nor performance
                  of this Agreement by the [Surviving] Trust violates any provision of its Agreement and Declaration of Trust, its By-Laws, or the provisions of any agreement or other instrument, known to such counsel to which the [Surviving] Trust is a party or by which the [Surviving] Trust is otherwise bound; and

                           (8) This Agreement has been duly and validly
                  authorized, executed and delivered by the [Surviving] Trust and represents the legal, valid and binding obligation of the [Surviving] Trust and is enforceable against the [Surviving] Trust in accordance with its terms.

                  In giving the opinions set forth above, SRSY may state that it is relying on certificates of the officers of the [Surviving] Trust with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of the [Surviving] Trust.

                  (i) That the [Surviving] Trust's Registration Statement with respect to the shares of beneficial interest of the [Surviving] Fund to be delivered to the [Target] Fund's shareholders in accordance with Section 1 hereof shall have become effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing or shall be in effect at the Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

                  (j) That the shares of beneficial interest of the [Surviving] Fund to be delivered in accordance with Section 1 hereof shall be eligible for sale by the [Surviving] Trust with each state commission or agency with which such eligibility is required in order to permit the shares lawfully to be delivered to each [Target] Fund shareholder.

                  (k) That at the Closing, the [Target] Trust, on behalf of the [Target] Fund, transfers to the [Surviving] Fund aggregate Net Assets of the [Target] Fund comprising at least 90% in fair market value of the total net assets and 70% in fair market value of the total gross assets recorded on the books of the [Target] Fund at the Close of Business on the Valuation Date.

         10.      Fees and Expenses; Other Agreements

                  (a) The expenses of entering into and carrying out the provisions of this Agreement, whether or not consummated, shall be borne one-quarter by the [Target] Fund, one-quarter by the [Surviving] Fund, one-quarter by the [Target Fund's Adviser], and one-quarter by the [Surviving Fund's Adviser].

                  (b) Any other provision of this Agreement to the contrary notwithstanding, any liability of the [Target] Trust under this Agreement with respect to any series of the [Target] Trust, or in connection with the transactions contemplated herein with respect to any series of the [Target] Trust, shall be discharged only out of the assets of that series of the [Target] Trust, and no other series of the [Target] Trust shall be liable with respect thereto.

         11.      Termination; Waiver; Order

                  (a) Anything contained in this Agreement to the contrary notwithstanding, this Agreement may be terminated and the Plan of Reorganization abandoned at any time (whether before or after adoption thereof by the shareholders of the [Target] Fund) prior to the Closing as follows:

                      (1) by mutual consent of the [Target] Trust and the [Surviving] Trust;

                      (2) by the [Surviving] Trust if any condition precedent to its obligations set forth in Section 9 has not been fulfilled or waived by the [Surviving] Trust; or

                      (3) by the [Target] Trust if any condition precedent to its obligations set forth in Section 9 has not been fulfilled or waived by the [Target] Trust.

                  (b) If the transactions contemplated by this Agreement have not been consummated by ________ ___, 2001, this Agreement shall automatically terminate on that date, unless a later date is agreed to by both the [Target] Trust and the [Surviving] Trust.

                  (c) In the event of termination of this Agreement pursuant to the provisions hereof, the same shall become void and have no further effect, and there shall not be any liability on the part of either the [Target] Trust or the [Surviving] Trust or persons who are their trustees, officers, agents or shareholders in respect of this Agreement.

                  (d) At any time prior to the Closing, any of the terms or conditions of this Agreement may be waived by either the [Target] Trust or the [Surviving] Trust, respectively (whichever is entitled to the benefit thereof).

                  (e) The respective representations, warranties and covenants contained in Sections 4-8 hereof shall expire with, and be terminated by, the consummation of the Plan of Reorganization.

                  (f) If any order or orders of the Commission with respect to this Agreement shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Trustees of the [Target] Trust or the Board of Trustees of the [Surviving] Trust to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of the [Target] Fund, unless such further vote is required by applicable law, or by mutual consent of the parties.

         12.      Final Tax Returns and Forms 1099 of the [Target] Fund

                  (a) After the Closing, the [Target] Trust shall or shall cause its agents to prepare any federal, state or local Tax returns, including any Forms 1099, required to be filed by the [Target] Trust with respect to the [Target] Fund's final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such Tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

                  (b) Notwithstanding the provisions of Section 1 hereof, any expenses incurred by the [Target] Trust or the [Target] Fund (other than for payment of Taxes) in connection with the preparation and filing of said Tax returns and Forms 1099 after the Closing, shall be borne by the [Target] Fund to the extent such expenses have been or should have been accrued by the [Target] Fund in the ordinary course without regard to the Plan of Reorganization contemplated by this Agreement; any excess expenses shall be borne by [(typically) a third party other than the [Surviving] Trust or the [Target] Trust or their respective series] at the time such Tax returns and Forms 1099 are prepared.

         13.      Cooperation and Exchange of Information

                  The [Surviving] Trust and the [Target] Trust will provide each other and their respective representatives with such cooperation and information as either of them reasonably may request of the other in filing any Tax returns, amended return or claim for refund, determining a liability for Taxes or a right to a refund of Taxes or participating in or conducting any audit or other proceeding in respect of Taxes. Each party or their respective agents will retain for a period of six (6) years following the Closing all returns, schedules and work papers and all material records or other documents relating to Tax matters of the [Target] Fund and [Surviving] Fund for its taxable period first ending after the Closing and for all prior taxable periods.

         14.      Entire Agreement and Amendments

                  This Agreement embodies the entire Agreement between the parties and there are no agreements, understandings, restrictions, or warranties between the parties other than those set forth herein or herein provided for. This Agreement may be amended only by mutual consent of the parties in writing. Neither this Agreement nor any interest herein may be assigned without the prior written consent of the other party.

         15.      Counterparts

                  This Agreement may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.

         16.      Notices

                  Any notice, report, or demand required or permitted by any provision of this Agreement shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to the [Target] Trust or the [Surviving] Trust at 3400 One Commerce Square, Philadelphia, PA 19103, Attention: Secretary.

         17.      Governing Law

                  This Agreement shall be governed by and carried out in accordance with the laws of the State of Delaware.

         18.      Effect of Facsimile Signature

                  A facsimile signature of an authorized officer of a party hereto on this Agreement and/or any transfer document shall have the same effect as if executed in the original by such officer.

                  IN WITNESS WHEREOF, the [Target] Trust and the [Surviving] Trust have each caused this Agreement and Plan of Reorganization to be executed on its behalf by its duly authorized officers, all as of the day and year first-above written.

                                   [Target] Trust, on behalf of the
                                   [Target] Fund



                                   By:
                                      ---------------------------------------
                                   Title:
                                         ------------------------------------

                                   [Surviving] Trust, on behalf of the
                                   [Surviving] Fund




                                   By:
                                      ---------------------------------------

                                   Title:
                                         ------------------------------------

                                                                       EXHIBIT B


         [Prospectus of Delaware Tax-Free USA Fund dated October 30, 2000 as previously filed via EDGAR is incorporated herein by reference and will be included with the mailing to shareholders]

                                                                       EXHIBIT C


         [Annual Report to Shareholders of Delaware Tax-Free USA Fund for the Fiscal Year ended August 31, 2000 as previously filed via EDGAR is incorporated herein by reference and will be included with the mailing to shareholders]

                      EVERY SHAREHOLDER'S VOTE IS IMPORTANT


                          PLEASE SIGN, DATE AND RETURN
                                YOUR PROXY TODAY.

                  Please detach at perforation before mailing.


PROXY                                                                      PROXY

                       SPECIAL MEETING OF SHAREHOLDERS OF
                           DELAWARE TAX-FREE IOWA FUND

                                  July 26, 2001

The undersigned hereby revokes all previous proxies for his shares and appoints David K. Downes, Richard J. Flannery, and Richelle S. Maestro and each of them, proxies of the undersigned with full power of substitution to vote all shares of Delaware Tax-Free Iowa Fund that the undersigned is entitled to vote at the Fund's Special Meeting to be held at the Crowne Plaza Hotel, 1800 Market Street, Philadelphia, PA 19103 at 11:00 a.m., Eastern time on July 26, 2001, including any adjournment thereof, upon such business as may properly be brought before the Meeting.


IMPORTANT: PLEASE SEND IN YOUR PROXY TODAY.

You are urged to date and sign the attached proxy and return it promptly. This will save the expense of follow-up letters to shareholders who have not responded.

                                       Note:  Please sign exactly as your name
                                       appears on the proxy. If signing for
                                       estates, trusts or corporations, title or capacity should be stated. If shares are held jointly, each holder must sign.


                                       -----------------------------------------
                                       Signature


                                       -----------------------------------------
                                       Print Name


                                       -----------------------------------------
                                       Signature


                                       -----------------------------------------
                                       Print Name


                           (Please see reverse side.)

                      EVERY SHAREHOLDER'S VOTE IS IMPORTANT



                        PLEASE SIGN, DATE AND RETURN YOUR
                                   PROXY TODAY




                  Please detach at perforation before mailing.

This proxy is solicited on behalf of the Board of Trustees of Voyageur Mutual Funds, on behalf of its series, Delaware Tax-Free Iowa Fund. It will be voted as specified. If no specification is made, this proxy shall be voted in favor of the Proposal to reorganize the Delaware Tax-Free Iowa Fund into the Delaware Tax-Free USA Fund. If any other matters properly come before the Meeting about which the proxyholders were not aware prior to the time of the solicitation, authorization is given the proxyholders to vote in accordance with the views of management on such matters. Management is not aware of any such matters.

The Board of Trustees recommends a vote FOR the following Proposal.

                                                     FOR     AGAINST    ABSTAIN
                                                     ---     -------    -------
1.  To approve a Plan of Reorganization by
    Voyageur Mutual Funds, on behalf of its
    series, Delaware Tax-Free Iowa Fund              |_|       |_|        |_|
    (the "Iowa Fund"), and Delaware Group
    Tax-Free Fund, on behalf of its series,
    Delaware Tax-Free USA Fund (the "USA Fund"), that provides for the acquisition of substantially all of the assets subject to the liabilities of the Iowa Fund in exchange for shares of the USA Fund, the distribution of such shares to the shareholders of the Iowa Fund, and the complete liquidation and dissolution of the Iowa Fund.



IMPORTANT:  PLEASE SEND IN YOUR PROXY. . . TODAY!

PLEASE SIGN AND PROMPTLY RETURN IN THE ACCOMPANYING POSTAGE-PAID ENVELOPE. NO POSTAGE REQUIRED IF MAILED IN THE U.S.

                      EVERY SHAREHOLDER'S VOTE IS IMPORTANT


                          PLEASE SIGN, DATE AND RETURN
                                YOUR PROXY TODAY.

                  Please detach at perforation before mailing.


PROXY                                                                      PROXY

                       SPECIAL MEETING OF SHAREHOLDERS OF
                      DELAWARE MONTANA MUNICIPAL BOND FUND

                                  July 26, 2001

The undersigned hereby revokes all previous proxies for his shares and appoints David K. Downes, Richard J. Flannery, and Richelle S. Maestro and each of them, proxies of the undersigned with full power of substitution to vote all shares of Delaware Montana Municipal Bond Fund that the undersigned is entitled to vote at the Fund's Special Meeting to be held at the Crowne Plaza Hotel, 1800 Market Street, Philadelphia, PA 19103 at 11:00 a.m., Eastern time on July 26, 2001, including any adjournment thereof, upon such business as may properly be brought before the Meeting.


IMPORTANT: PLEASE SEND IN YOUR PROXY TODAY.

You are urged to date and sign the attached proxy and return it promptly. This will save the expense of follow-up letters to shareholders who have not responded.

                                       Note:  Please sign exactly as your name
                                       appears on the proxy. If signing for
                                       estates, trusts or corporations, title or capacity should be stated. If shares are held jointly, each holder must sign.


                                       -----------------------------------------
                                       Signature


                                       -----------------------------------------
                                       Print Name


                                       -----------------------------------------
                                       Signature


                                       -----------------------------------------
                                       Print Name


                           (Please see reverse side.)

                      EVERY SHAREHOLDER'S VOTE IS IMPORTANT



                        PLEASE SIGN, DATE AND RETURN YOUR
                                   PROXY TODAY




                  Please detach at perforation before mailing.

This proxy is solicited on behalf of the Board of Trustees of Voyageur Mutual Funds, on behalf of its series, Delaware Montana Municipal Bond Fund. It will be voted as specified. If no specification is made, this proxy shall be voted in favor of the Proposal to reorganize the Delaware Montana Municipal Bond Fund into the Delaware Tax-Free USA Fund. If any other matters properly come before the Meeting about which the proxyholders were not aware prior to the time of the solicitation, authorization is given the proxyholders to vote in accordance with the views of management on such matters. Management is not aware of any such matters.

The Board of Trustees recommends a vote FOR the following Proposal.

   To approve a Plan of                              FOR     AGAINST    ABSTAIN
                                                     ---     -------    -------
1. Reorganization by Voyageur Mutual Funds, on
   behalf of its series, Delaware Montana            |_|       |_|        |_|
   Municipal Bond Fund (the "Montana Fund"), and Delaware Group Tax-Free Fund, on behalf of its series, Delaware Tax-Free USA Fund
   (the "USA Fund"), that provides for the
   acquisition of substantially all of the
   assets subject to the liabilities of the Montana Fund in exchange for shares of the USA Fund, the distribution of such shares to the shareholders of the Montana Fund, and the complete liquidation and dissolution of the Montana Fund.



IMPORTANT:  PLEASE SEND IN YOUR PROXY. . . TODAY!

PLEASE SIGN AND PROMPTLY RETURN IN THE ACCOMPANYING POSTAGE-PAID ENVELOPE. NO POSTAGE REQUIRED IF MAILED IN THE U.S.

                      EVERY SHAREHOLDER'S VOTE IS IMPORTANT



                          PLEASE SIGN, DATE AND RETURN
                                YOUR PROXY TODAY.

                  Please detach at perforation before mailing.


PROXY                                                                      PROXY

                       SPECIAL MEETING OF SHAREHOLDERS OF
                          DELAWARE TAX-FREE KANSAS FUND

                                  July 26, 2001

The undersigned hereby revokes all previous proxies for his shares and appoints David K. Downes, Richard J. Flannery, and Richelle S. Maestro and each of them, proxies of the undersigned with full power of substitution to vote all shares of Delaware Tax-Free Kansas Fund that the undersigned is entitled to vote at the Fund's Special Meeting to be held at the Crowne Plaza Hotel, 1800 Market Street, Philadelphia, PA 19103 at 11:00 a.m., Eastern time on July 26, 2001, including any adjournment thereof, upon such business as may properly be brought before the Meeting.


IMPORTANT: PLEASE SEND IN YOUR PROXY TODAY.

You are urged to date and sign the attached proxy and return it promptly. This will save the expense of follow-up letters to shareholders who have not responded.


                                       Note:  Please sign exactly as your name
                                       appears on the proxy. If signing for
                                       estates, trusts or corporations, title or capacity should be stated. If shares are held jointly, each holder must sign.


                                       -----------------------------------------
                                       Signature


                                       -----------------------------------------
                                       Print Name


                                       -----------------------------------------
                                       Signature


                                       -----------------------------------------
                                       Print Name


                           (Please see reverse side.)

                      EVERY SHAREHOLDER'S VOTE IS IMPORTANT





                        PLEASE SIGN, DATE AND RETURN YOUR
                                   PROXY TODAY




                  Please detach at perforation before mailing.

This proxy is solicited on behalf of the Board of Trustees of Voyageur Investment Trust, on behalf of its series, Delaware Tax-Free Kansas Fund. It will be voted as specified. If no specification is made, this proxy shall be voted in favor of the Proposal to reorganize the Delaware Tax-Free Kansas Fund into the Delaware Tax-Free USA Fund. If any other matters properly come before the Meeting about which the proxyholders were not aware prior to the time of the solicitation, authorization is given the proxyholders to vote in accordance with the views of management on such matters. Management is not aware of any such matters.

The Board of Trustees recommends a vote FOR the following Proposal.

1.  To approve a Plan of                               FOR    AGAINST    ABSTAIN
                                                       ---    -------    -------
    Reorganization by Voyageur Investment Trust,
    on behalf of its series, Delaware Tax-Free         |_|      |_|        |_|
    Kansas Fund (the "Kansas Fund"), and
    Delaware Group Tax-Free Fund, on behalf of its series, Delaware Tax-Free USA Fund (the
    "USA Fund"), that provides for the
    acquisition of substantially all of the
    assets subject to the liabilities of the Kansas Fund in exchange for shares of the USA Fund, the distribution of such shares to the shareholders of the Kansas Fund, and the complete liquidation and dissolution of the Kansas Fund.



IMPORTANT:  PLEASE SEND IN YOUR PROXY. . . TODAY!

PLEASE SIGN AND PROMPTLY RETURN IN THE ACCOMPANYING POSTAGE-PAID ENVELOPE. NO POSTAGE REQUIRED IF MAILED IN THE U.S.

                      EVERY SHAREHOLDER'S VOTE IS IMPORTANT






                          PLEASE SIGN, DATE AND RETURN
                                YOUR PROXY TODAY.

         Please detach at perforation before mailing.


PROXY                                                                      PROXY

                       SPECIAL MEETING OF SHAREHOLDERS OF
                        DELAWARE TAX-FREE NEW MEXICO FUND

                                  July 26, 2001

The undersigned hereby revokes all previous proxies for his shares and appoints David K. Downes, Richard J. Flannery, and Richelle S. Maestro and each of them, proxies of the undersigned with full power of substitution to vote all shares of Delaware Tax-Free New Mexico Fund that the undersigned is entitled to vote at the Fund's Special Meeting to be held at the Crowne Plaza Hotel, 1800 Market Street, Philadelphia, PA 19103 at 11:00 a.m., Eastern time on July 26, 2001, including any adjournment thereof, upon such business as may properly be brought before the Meeting.


IMPORTANT: PLEASE SEND IN YOUR PROXY TODAY.

You are urged to date and sign the attached proxy and return it promptly. This will save the expense of follow-up letters to shareholders who have not responded.


                                       Note:  Please sign exactly as your name
                                       appears on the proxy. If signing for
                                       estates, trusts or corporations, title or capacity should be stated. If shares are held jointly, each holder must sign.


                                       -----------------------------------------
                                       Signature


                                       -----------------------------------------
                                       Print Name


                                       -----------------------------------------
                                       Signature


                                       -----------------------------------------
                                       Print Name


                           (Please see reverse side.)

                     EVERY SHAREHOLDER'S VOTE IS IMPORTANT




                        PLEASE SIGN, DATE AND RETURN YOUR
                                   PROXY TODAY




                  Please detach at perforation before mailing.

This proxy is solicited on behalf of the Board of Trustees of Voyageur Investment Trust, on behalf of its series, Delaware Tax-Free New Mexico Fund. It will be voted as specified. If no specification is made, this proxy shall be voted in favor of the Proposal to reorganize the Delaware Tax-Free New Mexico Fund into the Delaware Tax-Free USA Fund. If any other matters properly come before the Meeting about which the proxyholders were not aware prior to the time of the solicitation, authorization is given the proxyholders to vote in accordance with the views of management on such matters. Management is not aware of any such matters.

The Board of Trustees recommends a vote FOR the following Proposal.

1.  To approve a Plan of                             FOR     AGAINST     ABSTAIN
                                                     ---     -------     -------
    Reorganization by Voyageur Investment Trust,
    on behalf of its series, Delaware Tax-Free       |_|       |_|         |_|
    New Mexico Fund (the "New Mexico Fund"), and
    Delaware Group Tax-Free Fund, on behalf of its series, Delaware Tax-Free USA Fund (the
    "USA Fund"), that provides for the
    acquisition of substantially all of the
    assets subject to the liabilities of the New
    Mexico Fund in exchange for shares of the USA Fund, the distribution of such shares to the shareholders of the New Mexico Fund, and the complete liquidation and dissolution of the New Mexico Fund.



IMPORTANT:  PLEASE SEND IN YOUR PROXY. . . TODAY!

PLEASE SIGN AND PROMPTLY RETURN IN THE ACCOMPANYING POSTAGE-PAID ENVELOPE. NO POSTAGE REQUIRED IF MAILED IN THE U.S.

                      EVERY SHAREHOLDER'S VOTE IS IMPORTANT




                          PLEASE SIGN, DATE AND RETURN
                                YOUR PROXY TODAY.

                  Please detach at perforation before mailing.


PROXY                                                                      PROXY

                       SPECIAL MEETING OF SHAREHOLDERS OF
                       DELAWARE TAX-FREE NORTH DAKOTA FUND

                                  July 26, 2001

The undersigned hereby revokes all previous proxies for his shares and appoints David K. Downes, Richard J. Flannery, and Richelle S. Maestro and each of them, proxies of the undersigned with full power of substitution to vote all shares of Delaware Tax-Free North Dakota Fund that the undersigned is entitled to vote at the Fund's Special Meeting to be held at the Crowne Plaza Hotel, 1800 Market Street, Philadelphia, PA 19103 at 11:00 a.m., Eastern time on July 26, 2001, including any adjournment thereof, upon such business as may properly be brought before the Meeting.


IMPORTANT: PLEASE SEND IN YOUR PROXY TODAY.

You are urged to date and sign the attached proxy and return it promptly. This will save the expense of follow-up letters to shareholders who have not responded.


                                       Note:  Please sign exactly as your name
                                       appears on the proxy. If signing for
                                       estates, trusts or corporations, title or capacity should be stated. If shares are held jointly, each holder must sign.


                                       -----------------------------------------
                                       Signature


                                       -----------------------------------------
                                       Print Name


                                       -----------------------------------------
                                       Signature


                                       -----------------------------------------
                                       Print Name


                           (Please see reverse side.)

                      EVERY SHAREHOLDER'S VOTE IS IMPORTANT




                        PLEASE SIGN, DATE AND RETURN YOUR
                                   PROXY TODAY




                  Please detach at perforation before mailing.

This proxy is solicited on behalf of the Board of Trustees of the Voyageur Tax Free Funds, on behalf of its series, Delaware Tax-Free North Dakota Fund. It will be voted as specified. If no specification is made, this proxy shall be voted in favor of the Proposal to reorganize the Delaware Tax-Free North Dakota Fund into the Delaware Tax-Free USA Fund. If any other matters properly come before the Meeting about which the proxyholders were not aware prior to the time of the solicitation, authorization is given the proxyholders to vote in accordance with the views of management on such matters. Management is not aware of any such matters.

The Board of Trustees recommends a vote FOR the following Proposal.

1.  To approve a Plan of                              FOR     AGAINST    ABSTAIN
                                                      ---     -------    -------
    Reorganization by Voyageur Tax Free Funds,
    on behalf of its series, Delaware Tax-Free        |_|       |_|        |_|
    North Dakota Fund (the "North Dakota Fund"), and Delaware Group Tax-Free Fund, on behalf of its series, Delaware Tax-Free USA Fund
    (the "USA Fund"), that provides for the
    acquisition of substantially all of the assets subject to the liabilities of the North Dakota
    Fund in exchange for shares of the USA Fund, the distribution of such shares to the shareholders of the North Dakota Fund, and the complete liquidation and dissolution of the North Dakota Fund.



IMPORTANT:  PLEASE SEND IN YOUR PROXY. . . TODAY!

PLEASE SIGN AND PROMPTLY RETURN IN THE ACCOMPANYING POSTAGE-PAID ENVELOPE. NO POSTAGE REQUIRED IF MAILED IN THE U.S.

                      EVERY SHAREHOLDER'S VOTE IS IMPORTANT




                          PLEASE SIGN, DATE AND RETURN
                                YOUR PROXY TODAY.

                  Please detach at perforation before mailing.


PROXY                                                                      PROXY

                       SPECIAL MEETING OF SHAREHOLDERS OF
                        DELAWARE TAX-FREE NEW JERSEY FUND

                                  July 26, 2001

The undersigned hereby revokes all previous proxies for his shares and appoints David K. Downes, Richard J. Flannery, and Richelle S. Maestro and each of them, proxies of the undersigned with full power of substitution to vote all shares of Delaware Tax-Free New Jersey Fund that the undersigned is entitled to vote at the Fund's Special Meeting to be held at the Crowne Plaza Hotel, 1800 Market Street, Philadelphia, PA 19103 at 11:00 a.m., Eastern time on July 26, 2001, including any adjournment thereof, upon such business as may properly be brought before the Meeting.


IMPORTANT: PLEASE SEND IN YOUR PROXY TODAY.

You are urged to date and sign the attached proxy and return it promptly. This will save the expense of follow-up letters to shareholders who have not responded.


                                       Note:  Please sign exactly as your name
                                       appears on the proxy. If signing for
                                       estates, trusts or corporations, title or capacity should be stated. If shares are held jointly, each holder must sign.


                                       -----------------------------------------
                                       Signature


                                       -----------------------------------------
                                       Print Name


                                       -----------------------------------------
                                       Signature


                                       -----------------------------------------
                                       Print Name


                           (Please see reverse side.)

                      EVERY SHAREHOLDER'S VOTE IS IMPORTANT




                        PLEASE SIGN, DATE AND RETURN YOUR
                                  PROXY TODAY.




                  Please detach at perforation before mailing.

This proxy is solicited on behalf of the Board of Trustees of Delaware Group State Tax-Free Income Trust, on behalf of its series, Delaware Tax-Free New Jersey Fund. It will be voted as specified. If no specification is made, this proxy shall be voted in favor of the Proposal to reorganize the Delaware Tax-Free New Jersey Fund into the Delaware Tax-Free USA Fund. If any other matters properly come before the Meeting about which the proxyholders were not aware prior to the time of the solicitation, authorization is given the proxyholders to vote in accordance with the views of management on such matters. Management is not aware of any such matters.

The Board of Trustees recommends a vote FOR the following Proposal.

                                                       FOR    AGAINST    ABSTAIN
                                                       ---    -------    -------
1.  To approve a Plan of Reorganization by             |_|      |_|        |_|
    Delaware Group State Tax-Free Income Trust, on behalf of its series, Delaware Tax-Free
    New Jersey Fund (the "New Jersey Fund"), and
    Delaware Group Tax-Free Fund, on behalf of its series, Delaware Tax-Free USA Fund (the
    "USA Fund"), that provides for the
    acquisition of substantially all of the
    assets subject to the liabilities of the New
    Jersey Fund in exchange for shares of the USA Fund, the distribution of such shares to the shareholders of the New Jersey Fund, and the complete liquidation and dissolution of the New Jersey Fund.



IMPORTANT:  PLEASE SEND IN YOUR PROXY. . . TODAY!

PLEASE SIGN AND PROMPTLY RETURN IN THE ACCOMPANYING POSTAGE-PAID ENVELOPE. NO POSTAGE REQUIRED IF MAILED IN THE U.S.

                      EVERY SHAREHOLDER'S VOTE IS IMPORTANT




                          PLEASE SIGN, DATE AND RETURN
                                YOUR PROXY TODAY.

                  Please detach at perforation before mailing.


PROXY                                                                      PROXY

                       SPECIAL MEETING OF SHAREHOLDERS OF
                        DELAWARE TAX-FREE WISCONSIN FUND

                                  July 26, 2001

The undersigned hereby revokes all previous proxies for his shares and appoints David K. Downes, Richard J. Flannery, and Richelle S. Maestro and each of them, proxies of the undersigned with full power of substitution to vote all shares of Delaware Tax-Free Wisconsin Fund that the undersigned is entitled to vote at the Fund's Special Meeting to be held at the Crowne Plaza Hotel, 1800 Market Street, Philadelphia, PA 19103 at 11:00 a.m., Eastern time on July 26, 2001, including any adjournment thereof, upon such business as may properly be brought before the Meeting.


IMPORTANT: PLEASE SEND IN YOUR PROXY TODAY.

You are urged to date and sign the attached proxy and return it promptly. This will save the expense of follow-up letters to shareholders who have not responded.


                                       Note:  Please sign exactly as your name
                                       appears on the proxy. If signing for
                                       estates, trusts or corporations, title or capacity should be stated. If shares are held jointly, each holder must sign.


                                       -----------------------------------------
                                       Signature


                                       -----------------------------------------
                                       Print Name


                                       -----------------------------------------
                                       Signature


                                       -----------------------------------------
                                       Print Name

                           (Please see reverse side.)

                      EVERY SHAREHOLDER'S VOTE IS IMPORTANT





                        PLEASE SIGN, DATE AND RETURN YOUR
                                   PROXY TODAY



                  Please detach at perforation before mailing.


This proxy is solicited on behalf of the Board of Trustees of Voyageur Mutual Funds, on behalf of its series, Delaware Tax-Free Wisconsin Fund. It will be voted as specified. If no specification is made, this proxy shall be voted in favor of the Proposal to reorganize the Delaware Tax-Free Wisconsin Fund into the Delaware Tax-Free USA Fund. If any other matters properly come before the Meeting about which the proxyholders were not aware prior to the time of the solicitation, authorization is given the proxyholders to vote in accordance with the views of management on such matters. Management is not aware of any such matters.

The Board of Trustees recommends a vote FOR the following Proposal.

1.  To approve a Plan of                              FOR    AGAINST     ABSTAIN
                                                      ---    -------     -------
    Reorganization by Voyageur Mutual Funds, on
    behalf of its series, Delaware Tax-Free           |_|      |_|         |_|
    Wisconsin Fund (the "Wisconsin Fund"), and
    Delaware Group Tax-Free Fund, on behalf of its series, Delaware Tax-Free USA Fund (the
    "USA Fund"), that provides for the
    acquisition of substantially all of the
    assets subject to the liabilities of the Wisconsin Fund in exchange for shares of the USA Fund, the distribution of such shares to the shareholders of the Wisconsin Fund, and the complete liquidation and dissolution of the Wisconsin Fund.



IMPORTANT:  PLEASE SEND IN YOUR PROXY. . . TODAY!

PLEASE SIGN AND PROMPTLY RETURN IN THE ACCOMPANYING POSTAGE-PAID ENVELOPE. NO POSTAGE REQUIRED IF MAILED IN THE U.S.

Part B
                       STATEMENT OF ADDITIONAL INFORMATION
                                       FOR
                          DELAWARE GROUP TAX-FREE FUND
                              Dated [May 31,] 2001


Acquisition of the Assets of the

DELAWARE TAX-FREE IOWA FUND and
DELAWARE MONTANA MUNICIPAL BOND FUND
DELAWARE TAX-FREE WISCONSIN FUND
(Each a series of Voyageur Mutual Funds)

DELAWARE TAX-FREE KANSAS FUND and
DELAWARE TAX-FREE NEW MEXICO FUND
(Each a series of Voyageur Investment Trust)

DELAWARE TAX-FREE NORTH DAKOTA FUND
(A series of Voyageur Tax Free Funds)

DELAWARE TAX-FREE NEW JERSEY FUND
(A series of Delaware Group State Tax-Free Income Trust)


By and in exchange for shares of the
DELAWARE GROUP TAX-FREE USA FUND
(A series of Delaware Tax-Free Fund)


         This Statement of Additional Information (SAI) relates specifically to the proposed delivery of substantially all of the assets, subject to the liabilities, of the Delaware Tax-Free Iowa Fund, Delaware Montana Municipal Bond Fund, Delaware Tax-Free Kansas Fund, Delaware Tax-Free New Mexico Fund, Delaware Tax-Free North Dakota Fund, Delaware Tax-Free New Jersey Fund and Delaware Tax-Free Wisconsin Fund (together, the "State Funds") for shares of Delaware Tax-Free USA Fund (the "USA Fund").

         This SAI consists of this Cover Page and the following documents. Each of these documents is attached to and is legally considered to be a part of this
SAI:

         1. Statement of Additional Information of Delaware Tax-Free USA Fund, dated October 30, 2000.

         2. Semi-Annual Report of Delaware Tax-Free USA Fund for the fiscal period ended February 28, 2001.

         3. Joint Annual Report of Delaware Tax-Free Iowa, Kansas, Montana, North Dakota, and Wisconsin Funds for the fiscal year ended August 31, 2000.

         4. Joint Semi-Annual Report of Delaware Tax-Free Iowa, Kansas, Montana, North Dakota, and Wisconsin Funds for the fiscal period ended February 28, 2001.

         5. Joint Annual Report of Delaware Tax-Free New Mexico Fund (and others) for the fiscal year ended August 31, 2000.

         6. Joint Semi-Annual Report of Delaware Tax-Free New Mexico Fund (and others) for the fiscal period ended February 28, 2001.

         7. Annual Report of Delaware Tax-Free New Jersey Fund for the fiscal year ended February 28, 2001.

         This SAI is not a Prospectus; you should read this SAI in conjunction with the Joint Proxy Statement/Prospectus dated [May 31,] 2001, relating to the above-referenced transaction. You can request a copy of the Joint Proxy Statement/Prospectus by calling 1-800-523-1918 or by writing to Delaware Tax-Free USA Fund, Attention: Account Services, 1818 Market Street, Philadelphia, PA 19103-3682.

                                [To Be Inserted]



         [Statement of Additional Information of Delaware Tax-Free USA Fund dated October 30, 2000 as previously filed via EDGAR is incorporated herein by reference and will be mailed to any shareholder who requests this SAI]

                                [To Be Inserted]



         [Semi-Annual Report of Delaware Tax-Free USA Fund for the Fiscal Period ended February 28, 2001 as previously filed via EDGAR is incorporated herein by reference and will be mailed to any shareholder who requests this SAI]

                                [To Be Inserted]



         [Annual Report of Delaware Tax-Free Iowa, Kansas, Montana, North Dakota, and Wisconsin Funds for the Fiscal Year ended August 31, 2000 as previously filed via EDGAR is incorporated herein by reference and will be mailed to any shareholder who requests this SAI]

                                [To Be Inserted]

         [Semi-Annual Report of Delaware Tax-Free Iowa, Kansas, Montana, North Dakota, and Wisconsin Funds for the fiscal period ended February, 28, 2001 as previously filed via EDGAR is incorporated herein by reference and will be mailed to any shareholder who requests this SAI].

                                [To Be Inserted]



         [Annual Report of Delaware Tax-Free New Mexico Fund for the Fiscal Year ended August 31, 2000 as previously filed via EDGAR is incorporated herein by reference and will be mailed to any shareholder who requests this SAI]

                                [To Be Inserted]



         [Semi-Annual Report of Delaware Tax-Free New Mexico Fund for the Fiscal Period ended February 28, 2001 as previously filed via EDGAR is incorporated herein by reference and will be mailed to any shareholder who requests this SAI]

                                [To Be Inserted]



         [Annual Report of Delaware Tax-Free New Jersey Fund for the Fiscal Year ended February 28, 2001 as previously filed via EDGAR is incorporated herein by reference and will be mailed to any shareholder who requests this SAI]

                                     Part C

                                OTHER INFORMATION

Item 15.  Indemnification

          Article VI of the By-Laws incorporated into this filing by reference to Post-Effective Amendment No. 25 filed August 16, 1999.

Item 16.  Exhibits

     (1)  Charter Documents.

          (a) Agreement and Declaration of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 25 filed August 16, 1999.

          (b) Certificate of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 25 filed August 16, 1999.

     (2)  By-Laws.

          By-Laws (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 25 filed August 16, 1999.

     (3)  Voting Trust Agreement.

          Not applicable.

     (4)  Agreement of Acquisition, Reorganization, Merger and Liquidation.

          Form of Agreement and Plan of Reorganization is filed herewith as Exhibit A to the Combined Prospectus/Proxy Statement.

     (5)  Instruments Defining the Rights of Security Holders.

          (a)  Agreement and Declaration of Trust.

               Articles III, IV, V and VI of Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 25 filed August 16, 1999.

          (b)  By-Laws.

               Article II of By-Laws incorporated into this filing by reference to Post-Effective Amendment No. 25 filed August 16, 1999.

     (6)  Investment Advisory Contracts.

          Executed Investment Management Agreement (November 1, 1999) between Delaware Management Company and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 27 filed October 27, 2000.

     (7)  Underwriting or Distribution Contracts.

          (a)  Distribution Agreements.

               (1) Executed Distribution Agreement (April 3, 1995) between Delaware Distributors, L.P. and the Registrant on behalf of Delaware Tax-Free USA Fund incorporated into this filing by reference to Post-Effective Amendment No. 22 filed October 30, 1996.

               (2) Executed Distribution Agreement (April 3, 1995) between Delaware Distributors, L.P. and the Registrant on behalf of Delaware Tax-Free Insured Fund incorporated into this filing by reference to Post-Effective Amendment No. 22 filed October 30, 1996.

               (3) Executed Distribution Agreement (April 3, 1995) between Delaware Distributors, L.P. and the Registrant on behalf of Delaware Tax-Free USA Intermediate Fund incorporated into this filing by reference to Post-Effective Amendment No. 22 filed October 30, 1996.

               (4) Executed Amendment No. 1 to Distribution Agreement (November 29, 1995) on behalf of Delaware Tax-Free USA Fund incorporated into this filing by reference to Post-Effective Amendment No. 22 filed October 30, 1996.

               (5) Executed Amendment No. 1 to Distribution Agreement (November 29, 1995) on behalf of Tax-Free Insured Fund incorporated into this filing by reference to Post-Effective Amendment No. 22 filed October 30, 1996.

               (6) Executed Amendment No. 1 to Distribution Agreement (November 29, 1995) on behalf of Tax-Free USA Intermediate Fund incorporated into this filing by reference to Post Effective Amendment No. 22 filed October 30, 1996.

               (7) Executed Adoption Agreement relating to the Distributions Agreements (November 1, 1999) between the Registrant and Delaware Distributors, L.P. incorporated into this filing by reference to Post-Effective Amendment No. 27 filed October 27, 2000.

          (b)  Administration and Service Agreement.

               Form of Administration and Service Agreement (as amended November
               1995) incorporated into this filing by reference to Post-Effective Amendment No. 21 filed November 24, 1995.

          (c)  Dealer's Agreement.

               Dealer Agreement between Delaware Investments Family of Funds and Delaware Distributors, L.P. incorporated into this filing by reference to Post-Effective Amendment No. 27 filed October 27, 2000.

          (d)  Mutual Fund Agreement.

               Mutual Fund Agreement for the Delaware Group of Funds (as amended November 1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 22 filed October 30, 1996.

     (8)  Bonus, Profit Sharing, Pension or Other Similar Contracts.

          Not Applicable.

     (9)  Custodian Agreements.

          (a) Executed Custodian Agreement (May 1996) with The Chase Manhattan Bank incorporated into this filing by reference to Post-Effective Amendment No. 24 filed October 28, 1998.

          (b) Executed Securities Lending Agreement (December 22, 1998) with The Chase Manhattan Bank incorporated into this filing by reference to Post-Effective Amendment No. 27 filed October 27, 2000.

          (c) Executed Letter to add Delaware Tax-Free USA Fund, Delaware Tax-Free Insured Fund and Delaware Tax-Free USA Intermediate Fund to Schedule A of the Global Custody Agreement with The Chase Manhattan Bank incorporated into this filing by reference to Post-Effective Amendment No. 24 filed October 28, 1998.

     (10) Rule 12b-1 Plan and Rule 18f-3 Plan.

          (a) Executed Plan under Rule 12b-1 for Delaware Tax-Free USA Fund A Class (November 29, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 22 filed October 30, 1996.

          (b) Executed Plan under Rule 12b-1 for Delaware Tax-Free USA Fund B Class (November 29, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 22 filed October 30, 1996.

          (c) Executed Plan under Rule 12b-1 for Delaware Tax-Free USA Fund C Class (November 29, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 22 filed October 30, 1996.

          (d) Executed Plan under Rule 12b-1 for Delaware Tax-Free Insured Fund A Class (November 29, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 22 filed October 30, 1996.

          (e) Executed Plan under Rule 12b-1 for Delaware Tax-Free Insured Fund B Class (November 29, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 22 filed October 30, 1996.

          (f) Executed Plan under Rule 12b-1 for Delaware Tax-Free Insured Fund C Class (November 29, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 22 filed October 30, 1996.

          (g) Executed Plan under Rule 12b-1 for Delaware Tax-Free USA Intermediate Fund A Class (November 29, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 22 filed October 30, 1996.

          (h) Executed Plan under Rule 12b-1 for Delaware Tax-Free USA Intermediate Fund B Class (November 29, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 22 filed October 30, 1996.

          (i) Executed Plan under Rule 12b-1 for Delaware Tax-Free USA Intermediate Fund C Class (November 29, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 22 filed October 30, 1996.

     (11) An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

          To be filed by amendment.

     (12) An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

          To be filed by amendment.

     (13) Other Material Contracts.

          (a) Executed Shareholders Services Agreement (June 29, 1988) between Delaware Service Company, Inc. and the Registrant on behalf of Delaware Tax-Free USA Fund incorporated into this filing by to Post-Effective Amendment No. 22 filed October 30, 1996.

          (b) Executed Shareholders Services Agreement (June 29, 1988) between Delaware Service Company, Inc. and the Registrant on behalf of Delaware Tax-Free Insured Fund incorporated into this filing by reference to Post-Effective Amendment No. 22 filed October 30, 1996.

          (c) Executed Shareholders Services Agreement (November 10, 1992) between Delaware Service Company, Inc. and the Registrant on behalf of Delaware Tax-Free USA Intermediate Fund incorporated into this filing by reference to Post-Effective Amendment No. 22 filed October 30, 1996.

          (d) Executed Adoption Agreement relating to the Shareholders Services Agreements (November 1, 1999) between the Registrant and Delaware Service Company, Inc. incorporated into this filing by reference to Post-Effective Amendment No. 27 filed October 27, 2000.

          (e) Executed Schedule A (April 20, 2000) to the Shareholders Services Agreements between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 27 filed October 27, 2000.

          (f) Executed Delaware Group of Funds Fund Accounting Agreement (August 19, 1996) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 22 filed October 30, 1996.

     (14) Other Opinions and Consents.

          Consent of Ernst & Young LLP, independent auditors, is filed electronically herewith as Exhibit No. EX-99.14.

     (15) Omitted Financial Statements.

          Not Applicable.

     (16) Power of Attorney.

          Power of Attorney appointing Charles E. Haldeman, Jr. and David K. Downes as attorneys-in-fact and agents, is filed electronically herewith as Exhibit No. EX-99.16.

Item 17.  Undertakings

     (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

As required by the Securities Act of 1933, as amended, (the "1933 Act") the registration statement has been signed on behalf of the registrant in the City of Philadelphia, and the Commonwealth of Pennsylvania on the 30th day of April, 2001.

                                       DELAWARE GROUP TAX-FREE FUND

                                       /s/ David K. Downes
                                       --------------------------------
                                       By:  David K. Downes
                                            ---------------------------
                                       Title:  Chief Executive Officer
                                               ------------------------

As required by the 1933 Act, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

         Name:                                           Title:                              Date:
         -----                                           ------                              -----
                                                President/Chief Executive Officer/Chief
/s/ David K. Downes                             Financial Officer (Principal Executive
-------------------                             Officer/Principal Accounting Officer)
David K. Downes                                 and Trustee                                  April 30, 2001

/s/ Charles E. Haldeman, Jr.*
-----------------------------
Charles E. Haldeman, Jr.                        Chairman and Trustee                         April 30, 2001

/s/ John H. Durham*
-----------------------------
John H. Durham                                  Trustee                                      April 30, 2001

/s/ Anthony D. Knerr*
-----------------------------
Anthony D. Knerr                                Trustee                                      April 30, 2001

/s/ Ann R. Leven*
-----------------------------
Ann R. Leven                                    Trustee                                      April 30, 2001

/s/ Thomas F. Madison*
-----------------------------
Thomas F. Madison                               Trustee                                      April 30, 2001

/s/ John A. Fry*
-----------------------------
John A. Fry                                     Trustee                                      April 30, 2001

/s/ Walter P. Babich*
-----------------------------
Walter P. Babich                                Trustee                                      April 30, 2001

/s/ Janet L. Yeomans*
-----------------------------
Janet L. Yeomans                                Trustee                                      April 30, 2001

      * By: /s/David K. Downes
            ------------------
            David K. Downes, Chief Executive Officer
            --------------------------------------------------
            Attorney-in-Fact (Pursuant to a Power of Attorney)

                                  EXHIBIT INDEX

  Exhibit No.                                Exhibit
  -----------                                -------

    EX-99.14             Consent of Ernst & Young LLP, independent auditors

    EX-99.16             Power of Attorney


                                       8